Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-4
Amendment Flag	true
Amendment Description

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Document Period End Date	Dec 31, 2012
Entity Registrant Name	DOCUMENT SECURITY SYSTEMS INC
Entity Central Index Key	0000771999
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 1,887,163	$ 717,679
Accounts receivable, net of allowance of $60,000 ($76,000- 2011)	2,123,019	1,595,750
Inventory	817,685	783,442
Prepaid expenses and other current assets	290,402	95,399
Total current assets	5,118,269	3,192,270
Property, plant and equipment, net	3,723,908	4,019,829
Other assets	232,815	244,356
Goodwill	3,322,799	3,322,799
Other intangible assets, net	1,852,677	2,043,212
Total assets	14,250,468	12,822,466
Current liabilities:
Accounts payable	1,417,460	1,666,963
Accrued expenses and other current liabilities	1,218,534	1,142,629
Revolving lines of credit	238,240	763,736
Short-term loan from related party		150,000
Current portion of long-term debt	908,744	460,598
Current portion of capital lease obligations	4,710	88,172
Total current liabilities	3,787,688	4,272,098
Long-term debt, net of unamortized discount of $44,000 ($88,000-2011)	1,483,676	2,819,783
Interest rate swap hedging liabilities	127,883	110,688
Capital lease obligations		11,133
Deferred tax liability	127,675	108,727
Commitments and contingencies (see Note 11)
Stockholders' equity
Common stock, $.02 par value; 200,000,000 shares authorized, 21,705,969 shares issued and outstanding (19,513,132 in 2011)	434,118	390,262
Additional paid-in capital	55,872,917	48,395,241
Accumulated other comprehensive loss	(127,883)	(110,688)
Accumulated deficit	(47,455,606)	(43,174,778)
Total stockholders' equity	8,723,546	5,500,037
Total liabilities and stockholders' equity	$ 14,250,468	$ 12,822,466

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance	$ 60,000	$ 76,000
Long-term debt, unamortized discount	$ 44,000	$ 88,000
Common stock, par value	$ 0.02	$ 0.02
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	21,705,969	19,513,132
Common stock, shares outstanding	21,705,969	19,513,132

Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue
Printing	$ 2,894,913	$ 3,227,457
Packaging	9,428,401	5,940,077
Plastic IDs and cards	2,966,374	2,769,085
Licensing and digital solutions	1,825,582	1,446,985
Total revenue	17,115,270	13,383,604
Costs of revenue
Printing	2,014,422	2,928,410
Packaging	7,267,404	4,430,860
Plastic IDs and cards	1,747,766	1,698,439
Licensing and digital solutions	357,596	154,016
Total costs of revenue	11,387,188	9,211,725
Gross profit	5,728,082	4,171,879
Operating expenses:
Selling, general and administrative	8,706,501	7,075,822
Research and development	491,402	285,450
Amortization of intangibles	304,104	284,716
Operating expenses	9,502,007	7,645,988
Operating loss	(3,773,925)	(3,474,109)
Other income (expense):
Change in fair value of derivative liability		360,922
Interest expense	(228,139)	(259,142)
Amortizaton of note discount	(259,816)
Loss before income taxes	(4,261,880)	(3,372,329)
Income tax (benefit) expense, net	18,948	(150,183)
Net loss	(4,280,828)	(3,222,146)
Other comprehensive loss:
Interest rate swap loss	(17,195)	(84,854)
Comprehensive loss	$ (4,298,023)	$ (3,307,000)
Net loss per share -basic and diluted:	$ (0.21)	$ (0.17)
Weighted average common shares outstanding, basic and diluted	20,828,149	19,454,046

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (4,280,828)	$ (3,222,146)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	845,137	766,977
Stock based compensation	846,705	398,090
Amortizaton of note discount	259,816
Change in fair value of derivative liability		(360,922)
Change in deferred tax provision	18,948	(150,183)
(Increase) decrease in assets:
Accounts receivable	(527,269)	701,482
Inventory	(34,243)	(182,083)
Prepaid expenses and other assets	(117,951)	112,911
Increase (decrease) in liabilities:
Accounts payable	(249,503)	(229,528)
Accrued expenses and other liabilities	75,905	59,845
Net cash used by operating activities	(3,163,283)	(2,124,505)
Cash flows from investing activities:
Purchase of property, plant and equipment	(245,112)	(523,596)
Purchase of other intangible assets	(113,569)	(72,069)
Acquisition of business		61,995
Net cash (used) provided by investing activities	(358,681)	(533,670)
Cash flows from financing activities:
Net payments on revolving lines of credit	(525,496)	(90,256)
Payment of short-term loan from related party	(150,000)
Payments of long-term debt	(352,350)	(359,399)
Payments of capital lease obligations	(94,595)	(88,003)
Issuance of common stock, net of issuance costs	5,813,889	(173,062)
Net cash provided (used) by financing activities	4,691,448	(710,720)
Net increase (decrease) in cash	1,169,484	(3,368,895)
Cash beginning of period	717,679	4,086,574
Cash end of period	$ 1,887,163	$ 717,679

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid- in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ 4,587,928	$ 387,825	$ 44,178,569	$ (25,834)	$ (39,952,632)
Beginning Balance (in shares) at Dec. 31, 2010		19,391,319
Issuance of common stock, net (in shares)		39,461
Issuance of common stock, net	66,935	789	66,146
Issuance of common stock for acquisition of ExtraDev, Inc. (in shares)		82,352
Issuance of common stock for acquisition of ExtraDev, Inc.	274,233	1,648	272,585
Stock based payments, net of tax effect	283,565		283,565
Beneficial conversion feature	88,462		88,462
Other comprehensive loss	(84,854)			(84,854)
Elimination of derivative liabilities	3,505,914		3,505,914
Net loss	(3,222,146)				(3,222,146)
Ending Balance at Dec. 31, 2011	5,500,037	390,262	48,395,241	(110,688)	(43,174,778)
Ending Balance (in shares) at Dec. 31, 2011		19,513,132
Issuance of common stock, net (in shares)		2,017,127
Issuance of common stock, net	5,813,889	40,342	5,773,547
Stock based payments, net of tax effect	912,216		912,216
Beneficial conversion feature	215,584		215,584
Conversion of debt (in shares)		175,710
Conversion of debt	579,843	3,514	576,329
Other comprehensive loss	(17,195)			(17,195)
Net loss	(4,280,828)				(4,280,828)
Ending Balance at Dec. 31, 2012	$ 8,723,546	$ 434,118	$ 55,872,917	$ (127,883)	$ (47,455,606)
Ending Balance (in shares) at Dec. 31, 2012		21,705,969

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1. - DESCRIPTION OF BUSINESS

The Company develops, markets, manufactures and sells paper and plastic products designed to protect valuable information from unauthorized scanning, copying, and digital imaging. In addition, the Company develops, markets and sells digital information services, including data hosting, disaster recovery and data back-up and security services. We have developed security technologies that are applied during the normal printing process. Our technologies and products are used by federal, state and local governments, law enforcement agencies and are also applied to a broad variety of industries as well, including financial institutions, high technology and consumer goods, entertainment and gaming, healthcare/pharmaceutical, defense and genuine parts industries. Our customers use our technologies where there is a need for enhanced security for protection and verification of critical financial instruments and vital records, or where there are concerns of counterfeiting, fraud, identity theft, brand protection and liability.

On October 1, 2012, DSS entered into an Agreement and Plan of Merger (the "Merger Agreement") with Lexington Technology Group Inc., ("Lexington") pursuant to which a wholly-owned subsidiary of DSS will merge with and into Lexington, with Lexington surviving the merger as a wholly-owned subsidiary of DSS (the "Merger"). Defined terms contained in the descriptions of the Merger which follow shall have the meanings described to them in the Merger Agreement, filed with the Securities and Exchange Commission on October 4, 2012.

Assuming the Merger had been completed on December 31, 2012, the following aggregate number of DSS securities would have been issued in the Merger to the holders of Lexington Common Stock and Preferred Stock:

•	19,990,559 shares of DSS Common Stock;

•	7,100,000 shares of DSS Common Stock to be held in escrow;

•	up to 500,000 shares of DSS Common Stock if Lexington's cash balance exceeds $7.5 million to a maximum of $9.0 million at the effective time of the Merger;

•	up to 4,859,894 Warrants with an exercise price of $4.80 per share that are exercisable for an aggregate of 4,859,894 shares of DSS Common Stock;

•	additional shares of DSS convertible preferred stock, or warrants with an exercise price of $.02 per share if the proposal to authorize DSS Preferred Stock is not approved by DSS stockholders, to any Lexington preferred stockholder that would beneficially own more than 9.99% of DSS Common Stock as a result of this Merger; and for Lexington option holders only, 2,000,000 options to purchase DSS Common Stock in exchange for their options to purchase 3,600,000 shares of Lexington Common Stock.

Lexington is a private intellectual property monetization company that recently acquired a patent portfolio of six patents and four pending patent applications relating to technology invented by Thomas Bascom (the "Bascom Portfolio"). Lexington is focused on the economic benefits of intellectual property assets through acquiring or internally developing patents or other intellectual property assets (or interests therein) and then monetizing such assets through a variety of value enhancing initiatives, including, but not limited to:

•	licensing,

•	customized technology solutions (such as applications for medical electronic health records),

•	strategic partnerships, and

•	litigation.

On October 3, 2012, Lexington, through its wholly-owned subsidiary, Bascom Research, initiated patent infringement lawsuits in the United States District Court for the Eastern District of Virginia against five companies, including Facebook, Inc. and LinkedIn Corporation, for unlawfully using systems that incorporate features claimed in patents owned by Bascom Research. The patents-in-suit relate to the data structure used by social and business networking web sites and Web 2.0 corporate intranets. Starting on December 12, 2012, the lawsuits were transferred to the United States District Court in the Northern District of California.

Immediately following the completion of the Merger, the former stockholders of Lexington are expected to own approximately 56% of the outstanding common and preferred stock (if approved, or $.02 Warrants) of the combined company (on a fully-diluted basis including options and warrants without taking into effect the Beneficial Ownership Condition) and the current stockholders of DSS are expected to own approximately 44% of the outstanding common stock and preferred stock of the combined company. These calculations exclude DSS Common Stock held by Lexington's stockholders prior to the completion of the Merger. These percentages of ownership include the 7,100,000 shares held in escrow, which are eligible to be voted while in escrow. If the Escrow Shares are terminated (which will be determined one year after the Effective Date), Lexington shareholders would own a 50%, with DSS shareholders owning 50% (on a fully-diluted basis including options and warrants without taking into effect the Beneficial Ownership Condition).

We have expended significant effort and management attention on the proposed Merger transaction. There is no assurance that the transaction contemplated by the Merger Agreement will be consummated. If the Merger transaction is not consummated for any reason, our business and operations, as well as the market price of our stock and warrants may be adversely affected. For accounting purposes, based on our preliminary assessment, Lexington was identified as the "acquirer", as it is defined in FASB Topic ASC 805. As a result, in the post-combination consolidated financial statements, Lexington's assets and liabilities will be presented at its pre-combination amounts, and our assets and liabilities will be recognized and measured in accordance with the guidance for business combinations in ASC 805. However, the assumptions used for this assessment may change which could result in DSS being identified as the accounting "acquirer" on date of the Merger. The Company has filed a Form S-4 Registration Statement with the SEC regarding the proposed Merger. The Merger requires approval by the stockholders of both Lexington and DSS, and if approved, we currently estimate that the Merger will close sometime during the first half of 2013.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation - The consolidated financial statements include the accounts of Document Security System and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates - The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires the Company to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable, fair values of intangible assets and goodwill, useful lives of intangible assets and property and equipment, fair values of options and warrants to purchase the Company's common stock, valuation of derivative liabilities arising from issuances of common stock and associated warrants and other rights to acquire common stock in the future, deferred revenue and income taxes, among others. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The Company engages third-party valuation consultants to assist management in the allocation of the purchase price of significant acquisitions and the determination of the fair value of derivative liabilities.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Accounts Receivable - The Company carries its trade accounts receivable at invoice amount less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based upon management's estimates that include a review of the history of past write-offs and collections and an analysis of current credit conditions. At December 31, 2012, the Company established a reserve for doubtful accounts of approximately $60,000 ($76,000 - 2011). The Company does not accrue interest on past due accounts receivable.

Inventory - Inventories consist primarily of paper, plastic materials and cards, pre-printed security paper, paperboard and fully-prepared packaging which and are stated at the lower of cost or market on the first-in, first-out ("FIFO") method.Packaging work-in-process and finished goods included the cost of materials, direct labor and overhead.

Property, Plant and Equipment - Property, plant and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives or lease period of the assets whichever is shorter. Expenditures for renewals and betterments are capitalized. Expenditures for minor items, repairs and maintenance are charged to operations as incurred. Any gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place. Depreciation expense in 2012 was approximately $541,000 ($482,000 - 2011).

Business Combinations - Business combinations and non-controlling interests are recorded in accordance with the Business Combination Topic of the FASB ASC. Under the guidance, the assets and liabilities of the acquired business are recorded at their fair values at the date of acquisition. The excess of the purchase price over the estimated fair values is recorded as goodwill. If the fair value of the assets acquired exceeds the purchase price and the liabilities assumed then a gain on acquisition is recorded. Under the guidance, all acquisition costs are expensed as incurred. The application of business combination and impairment accounting requires the use of significant estimates and assumptions.

Goodwill - Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is subject to impairment testing at least annually and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicated the carrying amount may be impaired. ASC Topic 350 provides an entity with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. If the two-step impairment test is necessary, a fair-value-based test is applied at the reporting unit level, which is generally one level below the operating segment level. The test compares the fair value of an entity's reporting units to the carrying value of those reporting units. This test requires various judgments and estimates. The Company estimates the fair value of the reporting unit using a market approach in combination with a discounted operating cash flow approach. Impairment of goodwill is measured as the excess of the carrying amount of goodwill over the fair values of recognized and unrecognized assets and liabilities of the reporting unit. An adjustment to goodwill will be recorded for any goodwill that is determined to be impaired. The Company tests goodwill for impairment at least annually in conjunction with preparation of its annual business plan, or more frequently if events or circumstances indicate it might be impaired. ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The Company performed the annual assessment and has determined that no impairment is necessary during the years ended December 31, 2012 and 2011.

Other Intangible Assets and Patent Application Costs- Other intangible assets consists of costs associated with the application, acquisition of patents and contractual rights to patents and trade secrets associated with the Company's technologies, customer lists and non-compete agreements obtained as a result of acquisitions. The Company's patents and trade secrets are generally for document anti-counterfeiting and anti-scanning technologies and processes that form the basis of the Company's document security business. Patent application costs are capitalized and amortized over the estimated useful life of the patent, which generally approximates its legal life. Intangible asset amortization expense is classified as an operating expense. The Company believes that the decision to incur patent costs is discretionary as the associated products or services can be sold prior to or during the application process. The Company accounts for other intangible amortization as an operating expense, unless the underlying asset is directly associated with the production or delivery of a product. Costs incurred to renew or extend the term of recognized intangible assets, including patent annuities and fees, are expensed as incurred. To date, the amount of related amortization expense for other intangible assets directly attributable to revenue recognized is not material.

Impairment of Long Lived Assets- The Company monitors the carrying value of long-lived assets for potential impairment and tests the recoverability of such assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. If a change in circumstance occurs, the Company performs a test of recoverability by comparing the carrying value of the asset or asset group to its undiscounted expected future cash flows. If cash flows cannot be separately and independently identified for a single asset, the Company will determine whether impairment has occurred for the group of assets for which the Company can identify the projected cash flows. If the carrying values are in excess of undiscounted expected future cash flows, the Company measures any impairment by comparing the fair value of the asset or asset group to its carrying value. The Company deemed there was no impairment of long-lived assets during the years ended December 31, 2012 and 2011.

Fair Value of Financial Instruments - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fair Value Measurement Topic of the FASB ASC establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

·	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

·	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

·	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying amounts reported in the balance sheet of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of revolving credit lines, notes payable and long-term debt approximates their carrying value as the stated or discounted rates of the debt reflect recent market conditions. Derivative instruments, as discussed below, are recorded as assets and liabilities at estimated fair value based on available market information. The Company's convertible note payable is recorded at its face amount, net of an unamortized discount for a beneficial conversion feature and has an estimated fair value of approximately $565,000 ($663,000 - December 31, 2011) based on the underlying shares the note can be converted into at the trading price on December 31, 2012. Since the underlying shares are trading in an active, observable market, the fair value measurement qualifies as a Level 1 input.

Derivative Instruments- The Company maintains an overall interest rate risk management strategy that incorporates the use of interest rate swap contracts to minimize significant fluctuations in earnings that are caused by interest rate volatility. The Company has two interest rate swaps that change variable rates into fixed rates on two term loans (See Note 6). These swaps qualify as Level 2 fair value financial instruments. These swap agreements are not held for trading purposes and the Company does not intend to sell the derivative swap financial instruments. The Company records the interest swap agreements on the balance sheet at fair value because the agreements qualify as a cash flow hedges under accounting principles generally accepted in the United States of America. Gains and losses on these instruments are recorded in other comprehensive income (loss) until the underlying transaction is recorded in earnings. When the hedged item is realized, gains or losses are reclassified from accumulated other comprehensive income (loss) (AOCI) to the Consolidated Statement of Operations on the same line item as the underlying transaction. The valuations of the interest rate swaps have been derived from proprietary models of the bank based upon recognized financial principles and reasonable estimates about relevant future market conditions and may reflect certain other financial factors such as anticipated profit or hedging, transactional, and other costs. The notional amounts of the swaps decrease over the life of the agreements. The Company is exposed to a credit loss in the event of nonperformance by the counter parties to the interest rate swap agreements. However, the Company does not anticipate non-performance by the counter parties. The cumulative net loss attributable to these cash flow hedges recorded in accumulated other comprehensive income and other liabilities at December 31, 2012, was approximately $128,000. ($111,000- December 31, 2011).

The Company has notional amounts of approximately $1,821,000 as of December 31, 2012 on its interest rate swap agreements for its Citizens Bank debt. The Company has two interest rate swaps that change variable rates into fixed rates on two term loans and the terms of these instruments are as follows:

Notional Amount	Variable Rate	Fixed Cost	Maturity Date
$650,000	3.96%	5.70%	February 1, 2015
$1,170,831	3.36%	5.865%	August 30, 2021

The Company accounts for warrants and other rights to acquire capital stock with exercise price reset features, or "down-round" provisions, as derivative liabilities. Similarly, down-round provisions for issuances of common stock are also accounted for as derivative liabilities. These derivative liabilities are measured at fair value with the changes in fair value at the end of each period reflected in current period income or loss. The fair value of derivative liabilities is estimated using a binomial model or Monte Carlo simulation to model the financial characteristics, depending on the complexity of the derivative being measured. A Monte Carlo simulation provides a more accurate valuation than standard option valuation methodologies such as the Black-Scholes-Merton or binomial option models when derivatives include changing exercise prices or different alternatives depending on average future price targets. In computing the fair value of the derivatives, the Company uses significant judgments, which, if incorrect, could have a significant negative impact to the Company's consolidated financial statements. The input values for determining the fair value of the derivatives include observable market indices such as interest rates, and equity indices as well as unobservable model-specific input values such as certain volatility parameters. Future changes in the fair value of the derivatives liabilities, if any, will be recorded in the statement of operations as gains or losses from derivative liabilities. The derivative liability resulting from the warrant and later investment is classified as a Level 3 measurement.

Conventional Convertible Debt - When the convertible feature of the conventional convertible debt provides for a rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). Prior to the determination of the BCF, the proceeds from the debt instrument are first allocated between the convertible debt and any detachable free standing instruments that are included, such as common stock warrants. The Company records a BCF as a debt discount pursuant to FASB ASC Topic 470-20. In those circumstances, the convertible debt will be recorded net of the discount related to the BCF. The Company amortizes the discount to interest expense over the life of the debt using the effective interest method.

Share-Based Payments - Compensation cost for stock awards are measured at fair value and recognize compensation expense over the service period for which awards are expected to vest. The Company uses the Black-Scholes-Merton option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes-Merton model requires the use of subjective assumptions which determine the fair value of stock-based awards, including the option's expected term and the price volatility of the underlying stock. For equity instruments issued to consultants and vendors in exchange for goods and services the Company determines the measurement date for the fair value of the equity instruments issued at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

Revenue Recognition - Sales of security and commercial printing products, packaging, and plastic cards are recognized when a product or service is delivered, shipped or provided to the customer and all material conditions relating to the sale have been substantially performed. The Company recognizes revenue from printing technology licenses once all the following criteria for revenue recognition have been met: (1) persuasive evidence of an agreement exists; (2) the right and ability to use the product or technology has been rendered; (3) the fee is fixed and determinable and not subject to refund or adjustment; and (4) collection of the amounts due is reasonably assured.

For digital solutions sales, revenue is recognized in accordance with the FASB ASC 985-605. Accordingly, revenue is recognized when all of the following conditions are satisfied: (1) there is persuasive evidence of an arrangement; (2) the service or product has been provided to the customer; (3) the amount of fees to be paid by the customer is fixed or determinable; and (4) the collection of our fees is reasonably assured. We recognize cloud computing revenue, including data backup, recovery and security services, on a monthly basis, beginning on the date the customer commences use of our services. Professional services are recognized in the period services are provided.

Advertising Costs- Generally consist of online, keyword advertising with Google with additional amounts spent on certain print media in targeted industry publications. Advertising costs were $83,000 in 2012 ($70,000 - 2011).

Research and Development- Research and development costs are expensed as incurred.

Foreign Currency- Net gains and losses resulting from transactions denominated in foreign currency are recorded as other income or loss.

Income Taxes - The Company recognizes estimated income taxes payable or refundable on income tax returns for the current year and for the estimated future tax effect attributable to temporary differences and carry-forwards. Measurement of deferred income items is based on enacted tax laws including tax rates, with the measurement of deferred income tax assets being reduced by available tax benefits not expected to be realized. We recognize penalties and accrued interest related to unrecognized tax benefits in income tax expense.

Earnings Per Common Share - The Company presents basic and diluted earnings per share. Basic earnings per share reflect the actual weighted average of shares issued and outstanding during the period. Diluted earnings per share are computed including the number of additional shares that would have been outstanding if dilutive potential shares had been issued. In a loss year, the calculation for basic and diluted earnings per share is considered to be the same, as the impact of potential common shares is anti-dilutive.

For the years ended December 31, 2012 and 2011, there were up to 4,614,784 and 3,205,693, respectively, of shares potentially issuable under convertible debt agreements, options, warrants and restricted stock agreements that could potentially dilute basic earnings per share in the future that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive to the Company's losses in the respective years.

Comprehensive Loss -Comprehensive loss is defined as the change in equity of the Company during a period from transactions and other events and circumstances from non-owner sources. It consists of net (loss) income and other gains and losses affecting stockholders' equity that, under GAAP, are excluded from net income. The change in fair value of interest rate swaps was the only item impacting accumulated other comprehensive loss for the years ended December 31, 2012 and 2011.

Concentration of Credit Risk - The Company maintains its cash in bank deposit accounts, which at times may exceed federally insured limits. The Company believes it is not exposed to any significant credit risk as a result of any non-performance by the financial institutions.

During 2012, one customer accounted for 29% of the Company's consolidated revenue. As of December 31, 2012, this customer accounted for 21% of the Company's trade accounts receivable balance. During 2011, this customer accounted for 19% of the Company's consolidated revenue. As of December 31, 2011, this customer accounted for 18% of the Company's trade accounts receivable balance.

Recent Accounting Pronouncements -

In July 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2012-02, Intangibles-Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives an entity the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test for indefinite-lived intangible assets other than goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements. This ASU makes certain incremental improvements to U.S. GAAP, including, among other revisions, conforming amendments that identify when the use of fair value should be linked to the definition of fair value in ASC 820. The majority of the amendments in ASU 2012-04 were effective upon issuance on October 1, 2012 for both public entities and nonpublic entities. For public entities, the more substantive amendments that are subject to transition guidance are effective for fiscal periods beginning after December 15, 2012. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. Public companies are required to comply with the requirements of ASU 2013-02 for all reporting periods (interim and annual) beginning after December 15, 2012. Currently, the adoption of this standard will only impact the change in the Company's interest rate swap, and is not expected to have a material impact on the Company's consolidated financial statements.

INVENTORY	12 Months Ended
Dec. 31, 2012
INVENTORY [Abstract]
INVENTORY	NOTE 3. - INVENTORY Inventory consisted of the following at December 31:
	2012	2011

Finished Goods	$270,776	$421,965
Work in process	101,694	73,669
Raw Materials	445,215	287,808

	$817,685	$783,442

EQUIPMENT AND LEASEHOLD IMPROVEMENTS	12 Months Ended
Dec. 31, 2012
EQUIPMENT AND LEASEHOLD IMPROVEMENTS [Abstract]
EQUIPMENT AND LEASEHOLD IMPROVEMENTS

NOTE 4. - EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consisted of the following at December 31:

		2012		2011
	Estimated Useful Life	Purchased	Under Capital Leases	Purchased	Under Capital Leases

Machinery & equipment	5-7 years	$3,435,509	$63,000	$2,943,401	$369,114
Building	39 years	1,345,523	-	1,345,523	-
Land		185,000	-	185,000	-
Leasehold improvements	up to 13 years (1)	765,425	-	741,919	-
Furniture & fixtures	7 years	135,854	-	104,709	-
Software & websites	3 years	359,308	-	356,125	-

Total cost		$6,226,619	$63,000	$5,676,677	$369,114
Less accumulated depreciation		2,516,711	49,000	1,822,506	203,456

Property, plant, and equipment, net		$3,709,908	$14,000	$3,854,171	$165,658

(1) Expiration of lease term

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 5. - INTANGIBLE ASSETS

Goodwill - The Company performs an annual fair value test of the recorded goodwill for its reporting units using a discounted cash flow and capitalization of earnings approach. As of December 31, 2012, the Company had goodwill of approximately $3,323,000 ($3,323,000 December 31, 2011) attributable to the Company's printing division ($631,000) , packaging division ($1,768,000), plastics division ($685,000) and digital division ($239,000).

Other Intangible Assets - Other intangible assets are comprised of the following at December 31:

		2012			2011
	Useful Life	Gross Carrying Amount	Accumulated Amortizaton	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortizaton	Net Carrying Amount
Acquired intangibles	5 -10 years	$2,405,300	$1,243,865	$1,161,435	$2,405,300	$999,761	$1,405,539
Patent application costs	Varied (1)	956,714	265,472	691,242	843,145	205,472	637,673

		$3,362,014	$1,509,337	$1,852,677	$3,248,445	$1,205,233	$2,043,212

(1)- patent rights are amortized over their expected useful life which is generally the legal life of the patent. As of December 31, 2012 the weighted average remaining useful life of these assets in service was 10 years.

Actual amortization expense for the years ended December 31, 2012 amounted to approximately $304,000 ($285,000 -2011). Expected amortization for each of the next five years is as follows:

2013	299,325
2014	299,325
2015	214,158
2016	179,625
2017	167,125
Thereafter	693,119
$1,852,677

Acquired Intangible Assets - Acquired intangibles are recorded by the Company in conjunction with business combinations. In May 2011, the Company acquired intangible assets associated with its acquisition of ExtraDev as described in Note 8. The Company valued these intangible assets at $408,000 which consist of a customer list, amortized over the expected life of 10 years, and a non-compete agreement, amortized over the expected life of 5 years.

Patent Application Costs - On an ongoing basis, the Company submits formal and provisional patent applications with the United States, Canada and countries included in the Patent Cooperation Treaty (PCT). The Company capitalizes these costs and amortizes them over the patents' estimated useful life.

SHORT TERM AND LONG TERM DEBT	12 Months Ended
Dec. 31, 2012
SHORT TERM AND LONG TERM DEBT [Abstract]
SHORT TERM AND LONG TERM DEBT

NOTE 6. - SHORT TERM AND LONG TERM DEBT

Revolving Credit Lines- On February 12, 2010, the Company entered into a Credit Facility Agreement with RBS Citizens, N.A. ("Citizens Bank") in connection with the Company's acquisition of Premier Packaging ("Premier"). The revolving line of credit is accessible by Premier subject to certain terms, scheduled to mature on May 31, 2013 and is payable in monthly installments of interest. Interest accrues at 1 Month LIBOR plus 3.75% (3.96% at December 31, 2012). The Second Credit Facility Agreement dated July 26, 2011 provides for a revolving line of credit up to $1,000,000 to Premier and eliminated the "borrowing base" component of the Original Revolving Note. As of December 31, 2012, the revolving line had a net balance of $194,680, net of the sweep account of $349,976 ($669,785 -2011).

On May 12, 2011, in conjunction with the Company's acquisition of ExtraDev, the Company assumed revolving credit lines and open credit card accounts totaling approximately $239,000, comprising of a $100,000 revolving line of credit with a bank at 4.75% with an outstanding balance of $63,000, a $100,000 revolving line of credit with a bank at 8.09% with an outstanding balance of $86,000, and various credits cards with an aggregate outstanding balance of approximately $90,000. The line of credit with the $86,000 balance was paid in full during the year ended December 31, 2011 and the line of credit was closed. All of the credit lines are secured by personal guarantees of the former ExtraDev owners. In accordance with the purchase agreement with ExtraDev, the Company committed to paying these balances within 90 days of acquisition. In August 2011, the Company reached an informal agreement with the former owners of ExtraDev whereas the Company would make monthly payments against the balances of these accounts of at least $25,000 in order to pay-down these liabilities. As of December 31, 2012, the aggregate balance of the ExtraDev credit lines was $43,560 ($93,951 -December 31, 2011).

Short-Term Loan from Related Party - In August 2011, the Company issued a promissory note (the "DSS Note") to Bzdick Properties, LLC ("Bzdick Properties") in connection with the purchase of the Premier real estate, totaling $150,000. One of the members of Bzdick Properties is Robert Bzdick, who also serves as a Chief Executive Officer of the Company. The DSS Note accrued interest at a rate of 9.5% per annum and permitted prepayment of principal without penalty. The DSS Note called for interest only payments during its term with a balloon payment due at the scheduled maturity date of March 31, 2012. The DSS Note was secured by a guaranty agreement running from Premier to Bzdick Properties and was subordinated to the Citizens Bank loan documents. The DSS Note was paid off in full on March 23, 2012 ($150,000 - December 31, 2011). Interest expense on the short-term loan from related party amounted to $3,240 in 2012 ($5,973 -2011).

Long-Term Debt - On December 9, 2009, the Company entered into a $575,000 promissory note with an accredited investor ("Note") that matured November 24, 2012 and accrued interest at 10% annually, payable quarterly. The Note was secured by the assets of the Company's wholly owned subsidiary, Secuprint Inc. (a/k/a DSS Printing Group). Under the terms of the Note, the Company was required to comply with various covenants. On December 30, 2011, the Company refinanced this Note with a Convertible Note which matures on December 29, 2013, and carries an interest rate of 10% per annum. Interest is payable quarterly in arrears. The Convertible Note for $575,000 can be converted at any time during the term at Lender's option into a total of 260,180 of the Company's common stock at $2.21 per share. In conjunction with the Convertible Note, the Company determined a beneficial conversion feature existed amounting to approximately $88,000 which was recorded as a debt discount and is amortized over the term of the Note. Unamortized debt discount amounted to approximately $44,000 as of December 31, 2012 ($88,000 -December 31, 2011). The Note is secured by all of the assets (excluding assets leased) of Secuprint and is subject to various events of default. As of December 31, 2012, the balance of the Convertible Note was $575,000 ($575,000- December 31, 2011).

On February 12, 2010, in conjunction with the Credit Facility Agreement, the Company entered into a term loan with Citizens Bank for $1,500,000. The proceeds of the term loan were used to partially satisfy the purchase price of Premier. The $1,500,000 term loan was scheduled to mature on March 1, 2013 and was payable in 35 monthly payments of $25,000 plus interest commencing March 1, 2010 and a payment of $625,000 on the 36 month. Interest was accruing at 1 Month LIBOR plus 3.75%. The Company subsequently entered into an interest rate swap agreement (See Note 2) to lock into a 5.6% effective interest over the life of the term loan. On July 26, 2011, the Company entered into the Second Credit Facility Agreement for the purpose of amending the Original Credit Facility Agreement. The Second Credit Facility Agreement provides for an amended loan of $1,075,000 to Premier. The Company subsequently amended the interest rate swap agreement to lock into a 5.7% effective interest over the life of the amended loan. The effect of the Second Credit Facility Agreement was the extension of the payment term of the Original Note to February 1, 2015 and the elimination of the $625,000 balloon payment originally due on July 1, 2013 under the Original Note in favor of monthly payments of $25,000 through maturity. As of December 31, 2012, the balance of the Note was approximately $650,000 ($950,000 -2011).

On June 29, 2011, the Company and Plastic Printing Professionals, Inc. ("P3"), a wholly owned subsidiary of the Company, entered into a Commercial Term Note (the "Note") with Neil Neuman ("Neuman") whereby the Company borrowed $650,000 from Neuman. The Note called for monthly payments of $13,585, an interest rate of 6.5% per annum, a term of forty-eight months and a final balloon payment of $100,000 on August 1, 2015. The proceeds from the Note were used to pay in full all sums owed by the Company under a Related Party Credit Agreement executed between the Company and Fagenson & Co., Inc., as agent for certain lenders, including Neuman, dated January 4, 2008. Upon such payment the Credit Agreement between the Company and Fagenson & Co., Inc. was terminated in its entirety. As of December 31, 2011, the Note had a balance of $599,462. On February 29, 2012, the Company entered into a Purchase, Amendment and Escrow Agreement (the "Purchase Agreement") with Barry Honig ("Honig"), Neil Neuman ("Neuman") and Grushko & Mittman, P.C. The Purchase Agreement provided, among other things, for the sale of the Note to Honig for a purchase price of $578,396, which was the outstanding principal balance on February 29, 2012. In connection with the sale and transfer of the Note to Honig, the Company agreed to amend certain terms of the Note pursuant to an allonge entered into on February 29, 2012 (the "Allonge"). Pursuant to the Allonge, the maturity date of the Note was extended to July 1, 2013. Honig had the right to convert the principal and any interest due under the Note into shares of the Company's common stock at a conversion price of $3.30 per share, subject to adjustment upon certain corporate events as set forth in the Allonge. In conjunction with this conversion option, the Company recorded a beneficial conversion feature of approximately $216,000, which was recorded as a discount to the debt. During the first fiscal quarter of 2012, Honig exercised the conversion option on the Note. Pursuant to the conversion, the Company issued an aggregate of 175,710 shares of its common stock to Honig for full payment of Note and accrued interest amounting to $579,843. In conjunction with the conversion, the Company recorded a note discount amortization expense of the entire $216,000 of remaining unamortized debt discount expense during the first fiscal quarter of 2012.

Promissory Note- On August 30, 2011, the Company's wholly owned subsidiary Premier entered into a Purchase and Sale Agreement (the "Purchase Agreement") with Bzdick Properties, LLC, a New York limited liability company ("Bzdick Properties"), to purchase the packaging plant at 6 Framark Drive, Victor, NY, (the "Real Estate"). The Real Estate transaction closed simultaneously with the execution of the Purchase Agreement.

The purchase price for the Real Estate was $1,500,000. The purchase price consisted of a $150,000 cash down payment, a $150,000 subordinated promissory note (the "DSS Note") from DSS to Bzdick Properties, and a $1,200,000 loan obtained by Premier from Citizens Bank. The Citizens loan documents for the Real Estate transaction consisted of a Promissory Note (the "Citizens Promissory Note"), an Amended and Restated Promissory Note (the "Citizens Amended and Restated Note"), a Mortgage and Security Agreement (the "Citizens Mortgage"), a Consolidation, Modification and Extension Agreement (the "Citizens Consolidation"), a Guaranty Agreement (the "Citizens Guaranty") and an Indemnity Agreement (the "Citizens Indemnity"), each executed on August 30, 2011. Monthly payments of principal and interest in the amount of $7,658 and interest of 1 month LIBOR plus 3.15% (3.36% at December 31, 2012) are due under the Citizens Amended and Restated Note. Concurrently with the transaction, the Company entered into an interest rate swap agreement (See Note 2) to lock into a 5.865% effective interest rate for the life of the loan. The Citizens Promissory Note matures in August 2021 at which time a balloon payment of the remaining principal balance of $919,677 is due. As of December 31, 2012, the Citizens Promissory Note had a balance of $1,170,831 ($1,192,914 -December 31, 2011).

Term Note - On October 8, 2010, the Company amended the Credit Facility Agreement with Citizens Bank to add a Standby Term Loan Note pursuant to which Citizens Bank will provide Premier with up to $450,000 towards the funding of eligible equipment purchases. In October 2011, the Standby Term Loan Note was converted into a Term Note payable in monthly installments of $887 plus interest of 1 month LIBOR plus 3.00% (3.21% at December 31, 2012) over 5 years and matures November 1, 2016. As of December 31, 2012, the balance under this Note was $40,819 ($51,467 at December 31, 2011).

Revolving Note - Related Party - On January 4, 2008, the Company entered into a Credit Facility Agreement with Fagenson and Co., Inc., as agent, a related party to Robert B. Fagenson, the Chairman of the Company's Board of Directors (the "Fagenson Credit Agreement" or "Credit Facility"). Under the Fagenson Credit Agreement, as amended on December 11, 2009, the Company could borrow up to a maximum of $1,000,000 from time to time up until January 4, 2012. Any amount borrowed by the Company pursuant to the Fagenson Credit Agreement had annual interest rate of 2% above LIBOR and was secured by the Common Stock of P3, the Company's wholly owned subsidiary. Interest was payable quarterly in arrears and the principal was payable in full at the end of the term under the Fagenson Credit Agreement. As of December 31, 2010, the revolving note -related party had a balance of $583,000. On June 29, 2011, the Credit Facility, along with accrued interest, was paid in full from the proceeds of a Commercial Term Note as described above under Long-Term Debt, along with approximately $119,000 of interest payments to related parties by the Company to the lenders.

All of the Citizens Bank credit facilities are subject to various covenants including fixed charge coverage ratio, tangible net worth and current ratio. The Citizen Bank obligations are secured by all of the assets of Premier Packaging and are also secured through cross guarantees by the Company and its other wholly owned subsidiaries, P3 and Secuprint.

A summary of scheduled principal payments of notes payable and long-term debt, not including revolving lines of credit, subsequent to December 31, 2012 are as follows:

2013	908,744
2014	335,166
2015	86,673
2016	37,947
2017	29,676
Thereafter	1,038,444
2,436,650

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS? EQUITY

NOTE 7. - STOCKHOLDERS' EQUITY

Stock Issued in Private Placements - On February 13, 2012, the Company completed the sale of $3,000,000 of investment units (the "Units") in a private placement. A total of 30 Units were sold, at a price of $100,000 per Unit. Each Unit consisted of (i) 32,258 shares of the Company's common stock, and (ii) a five-year warrant to purchase up to 16,129 shares of the Company's common stock at an exercise price of $3.10 per share. The private placement resulted in aggregate cash proceeds to the Company of $3,000,000. In connection with the private placement, the Company paid a placement agent fee of $210,000 and issued to the placement agent a five-year warrant to purchase up to an aggregate of 58,064 shares of Common Stock at an exercise price of $3.10. The placement agent warrant had a fair value of $177,000.

Concurrently with the execution of the Merger Agreement, on October 1, 2012, DSS entered into subscription agreements with certain accredited investors, pursuant to which DSS agreed to issue and sell to such investors in a private placement an aggregate of 833,651 shares of its common stock, at a purchase price of $3.30 per share, for an aggregate purchase price of $2,751,048 (the "Private Placement"). The Private Placement was completed on October 1, 2012. Lexington participated in the private placement and purchased an aggregate of 218,675 shares of DSS common stock, at a purchase price of $3.30 per share, for an aggregate purchase price of $721,628. Dawson James Securities, Inc. acted as the sole placement agent in connection with the Private Placement and received $250,095 in fees.

On February 18, 2011, the Company entered into an Amended and Restated Agreement ("Amended Agreement") with Fletcher International, Ltd. ("Fletcher") for the purpose of modifying the terms of an agreement ("Original Agreement") previously entered into between the Company and Fletcher on December 31, 2010.

Under the Original Agreement, Fletcher purchased $4,000,000 of the Company's common stock (756,287 shares) at a price of approximately $5.29 per share on December 31, 2010 (the "Initial Investment"). In conjunction with the Initial Investment, Fletcher received a warrant (the "Initial Warrant") to purchase up to $4,000,000 of the Company's common stock at a price of approximately $5.29 per share at any time until December 31, 2019, subject to adjustment as set forth in the Initial Warrant. Under the Original Agreement, Fletcher also received the right to make additional equity investments of up to $4,000,000 in total (the "Later Investments") by May 2, 2011 at the average of the daily volume-weighted price of the Company's common stock in the calendar month preceding each Later Investment notice date at prices no lower than approximately $4.76 per share and no greater than approximately $6.35 per share, subject to adjustment as set forth in the Original Agreement. The warrants issued to Fletcher had down-round and anti-dilution provisions as of December 31, 2010, and were considered derivative liabilities recorded at fair value. The down-round provisions result in the number of shares to be issued determined on a variable that is not an input to the fair value of a "fixed-for-fixed" option. Under the Original Agreement, Fletcher also received a second warrant (the "Second Warrant") to purchase shares of the Company's common stock with an aggregate purchase price of up to the total dollar amount of the Later Investments at a per-share exercise price of 120% of the per-share price paid in the final Later Investment to occur, subject to adjustment as set forth in the Second Warrant. The Initial Warrant and the Second Warrant each also had a cashless exercise provision.

Under the Amended Agreement, the purchase price for the Initial Investment made on December 31, 2010 was increased to $5.38 per share, increasing the aggregate purchase price paid by Fletcher for the Initial Investment from $4,000,000 to $4,068,825. The Initial Warrant received by Fletcher was amended and reissued (the "Amended Initial Warrant") entitling Fletcher to purchase newly-issued shares of common stock at $5.38 per share (the "Warrant Price") at any time until February 18, 2020 (the "Warrant Term"), up to an aggregate purchase price of $4,300,000 (the "Warrant Amount"). Under the Amended Agreement, Fletcher also received the right to make additional equity investments ("Later Investments") of up to $4,068,000 (the "Aggregate Later Investment Amount") provided notice was given to the Company prior to July 2, 2011 of Fletcher's intention to make the Later Investment. The Second Warrant received by Fletcher was amended (the "Amended Second Warrant", and together with the Amended Initial Warrant, the "Warrants") to fix the Warrant Price at $5.38 per share. The Second Warrant entitled Fletcher to purchase newly-issued shares of common stock up to the aggregate purchase price of the Later Investments. The Amended Initial Warrant and the Amended Second Warrant each had a cashless exercise provision. Fletcher did not make the Later Investment.

In connection with the Amended Agreement, the Company filed a registration statement with the Securities and Exchange Commission ("SEC") covering the Initial Investment of 756,287 shares and 799,256 shares underlying the Initial Warrant. On March 14, 2011, the Company and Fletcher executed further amendments to the Amended and Restated Agreement and Warrants addressing stockholder approval and pricing provisions relating to Change of Control (as defined therein). The March 14, 2011 amendments were executed by the Company and Fletcher in response to an NYSE Amex inquiry, and were required to solidify NYSE Amex approval of the Company's additional listing applications, which approval was received from NYSE Amex on March 15, 2011.

Certain events, such as dividends, stock splits, and other events specified in the Amended Agreement and in the Warrants could have resulted in additional shares of Common Stock being issued to Fletcher, adjustments being made to the terms of the Later Investments, the Initial Warrant or the Second Warrant, or other results, in each case as set forth in the Amended Agreement, the Amended Initial Warrant and the Amended Second Warrant. The terms of the Amended Agreement granted Fletcher certain participation rights in certain later equity issuances by the Company (except for certain exclusions) and certain other rights upon a change of control, in each case as set forth in the Amended Agreement, the Amended Initial Warrant and the Amended Second Warrant.

Proceeds from the transaction were used primarily for sales and marketing, product development, and working capital. The Company paid WM Smith & Co., as placement agent, a cash placement fee of 6% of all cash investments received under the Amended Agreement, or in the case of the cashless exercise of the Warrants, common stock equal to 6% of the shares issued to Fletcher in conjunction with the cashless exercise. During the first quarter of 2011, the Company paid $240,000 in accrued placement agent fees.

Derivative Liabilities -The financial instruments issued to Fletcher on December 31, 2010 had down-round and anti-dilution provisions as of December 31, 2010, which were considered a derivative liability recorded at fair value. The down-round provisions resulted in the number of shares to be issued determined on a variable that is not an input to the fair value of a "fixed-for-fixed" option. The Company recognized the derivative liability at the fair value at inception and on each reporting date. The derivative liabilities were considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about the Company's future activities and the Company's stock prices and historical volatility as inputs. To determine the fair value of the various components of the Fletcher investments, the Company selected the binomial option model and the Monte Carlo Simulation to model the financial characteristics of the various components. The derivative liabilities were recorded in the consolidated balance sheet as of December 31, 2010 at a fair value of $3,866,836.

On February 18, 2011and March 14, 2011, the Company entered into amendments with Fletcher for the purpose of modifying the terms of the previous agreement entered into between the Company and Fletcher on December 31, 2010. As a result of the amendments, the down-round and anti-dilution provisions were eliminated; therefore, the Company determined that the derivative liabilities that existed under the terms of the original agreement no longer existed. As a result, the Company determined the fair value of the derivative liability financial instruments as of the modification date of February 18, 2011 and recorded the change in fair value of the derivative liabilities since December 31, 2010 amounting to $360,922 which is reflected in the statement of operations. With the elimination of the derivative liability provision, the Company re-classed the fair value of the financial instruments amounting to $3,505,914 from derivative liability to additional paid in capital.

The table below provides a reconciliation of the beginning and ending balances for the derivative liability measured at fair value using significant unobservable inputs (Level 3). There were no assets or liabilities as of December 31, 2011 and 2012 measured using significant unobservable inputs.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Derivative Liability

Balance, December 31, 2010	$3,866,836
Change in fair value	(360,922)
Reclass to equity on date of amendment that eliminated derivative liabilities to net proceeds	(3,505,914)
Balance, December 31, 2011	$-

Stock Warrants - From time to time, the Company issues warrants in conjunction with the sale of its common stock in private placements, and to certain consultants for services. During 2011, the Company did not issue any warrants. On February 20, 2012, the Company and ipCapital Group, Inc. ("ipCapital") entered into an engagement letter (the "ipCapital Engagement Letter") for the provision of certain IP strategic consulting services by ipCapital for the 2012 calendar year (the "Services"). The managing director and 42% owner of ipCapital, John Cronin, is also a director of the Company. Fees for services were approximately $320,000 in 2012. In addition the Company issued ipCapital a five-year warrant (the "Warrant") to purchase up to 100,000 shares of the Company's common stock at an exercise price of $4.62 per share (the "Warrant Stock"). The Warrant vests and becomes exercisable to the extent of 33 1/3 percent of the Warrant Stock upon each of the first, second and third anniversary dates, respectively, of the Issuance Date. The warrant is valued using the Black Scholes Merton option pricing model at each reporting period through the earlier of the completion of services or the expiration of the service term. The warrant was valued at approximately $58,000 as of December 31, 2012. In addition, on February 20, 2012, the Company entered into a second consulting arrangement with ipCapital (the "ipCapital Consulting Agreement") for which ipCapital will provide strategic advice to the Company's senior management team on the development of the Company's Digital Group infrastructure and cloud computing business strategy. The ipCapital Consulting Agreement has a three year term. As ipCapital's sole source of compensation under the ipCapital Consulting Agreement, the Company issued ipCapital a five-year warrant (the "Consulting Warrant") to purchase up to 200,000 shares of the Company's common stock at an exercise price of $4.50 per share (the "Consulting Warrant Stock"). The Consulting Warrant vests and becomes exercisable to the extent of 33 1/3 percent of the Consulting Warrant Stock upon each of the first, second and third anniversary dates, respectively, of the Consulting Warrant Issuance Date. The warrant is valued using the Black Scholes-Merton option pricing model at each reporting period through the requisite service period, in this case the vesting period. The warrant was valued at approximately $119,000 as of December 31, 2012.

Also, on February 20, 2012, the Company entered into consulting arrangement with Century Media Group for the provision of investor relations services. As compensation Century Media Group will receive a fee of $10,000 per month for the one year term, plus the Company issued Century Media Group a 14-month warrant (the "Century Media Warrant") to purchase up to 250,000 shares of the Company's common stock at exercise prices of $4.50, $4.75, $5.00, $5.25 and $6.00 for each 50,000 shares subject to the Century Media Warrant. The Century Media Warrant vested in full on the date of issuance. The Company calculated the fair value of the warrant at approximately $248,000, using the Black Scholes-Merton option pricing model. Expense for consulting services is being recorded over the 12-month service term. On January 21, 2013 the Company cancelled the February 2012 warrant and issued Century Media Group a two year warrant to purchase up to 50,000 shares of the Company's common stock at an exercise price of $3.00 per share. The warrant immediately vested and carries a term of two years. The February 2012 Warrant was issued as partial consideration for a one-year investor relations consulting agreement previously entered into between the Company and Century Media on February 20, 2012 (the "Century Media Consulting Agreement"). The Century Media Consulting agreement automatically expired on its stated termination date of February 20, 2013.

During 2012, a total of 215,734 shares of common stock were issued by the Company upon the exercise of warrants in exchange for aggregate proceeds of approximately $609,000.

The following is a summary with respect to warrants outstanding and exercisable at December 31, 2012 and 2011 and activity during the years then ended:

	2012		2011
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Warrants	Price	Warrants	Price

Outstanding January 1	1,533,892	$5.19	1,933,010	$6.21
Granted during the year	1,091,934	4.00	-	-
Exercised	(215,734)	2.82	(71,896)	2.65
Lapsed	(154,400)	12.53	(327,222)	11.75

Outstanding at December 31	2,255,692	$4.34	1,533,892	$5.19

Exercisable at December 31	2,055,692	$4.32	1,533,892	$5.19

Weighted average months remaining		46.5		57.8

Stock Options - The Company has two stock-based compensation plans. The 2004 Employees' Stock Option Plan (the "2004 Plan") provides for the issuance of up to a total of 3,400,000 shares of common stock authorized to be issued for grants of options, restricted stock and other forms of equity to employees and consultants. Under the terms of the 2004 Plan, options granted thereunder may be designated as options which qualify for incentive stock option treatment ("ISOs") under Section 422A of the Internal Revenue Code, or options which do not qualify ("NQSOs"). The exercise price for options granted under the Director Plan can be no less than 100% of the fair market value of the Common Stock on the date of grant. The Non-Executive Director Stock Option Plan (the "Director Plan") provides for the issuance of up to a total of 500,000 shares of common stock authorized to be issued for options grants for non-executive directors and advisors. Under the terms of the Director Plan, an option to purchase (a) 5,000 shares of our common stock shall be granted to each non-executive director upon joining the Board of Directors and (b) 5,000 shares of our common stock plus an additional 1,000 shares of our common stock for each year that the applicable director has served on the Board of Directors, up to a maximum of 10,000 shares per year shall be granted to each non-executive director thereafter on January 2nd of each year; provided that any non-executive director who has not served as a director for the entire year immediately prior to January 2nd shall receive a pro rata number of options based on the time the director has served in such capacity during the previous year. Both Plans were adopted by the Company's shareholders. Generally, the Company issues employee options that vest over three years and expire after five years and issues director options that vest over one year and expire over five years.

On July 30, 2012, the Company issued as compensation to a consultant a five-year option to purchase 45,000 shares of the Company's common stock at an exercise price of $4.00. One-third of the option vested on July 30, 2012, one-third of the option will vest on July 30, 2013, and the remaining one-third will vest on July 30, 2014. The Company valued the option at approximately $92,000 using the Black-Scholes-Merton option pricing model and will expense it in accordance with the service period. The initial one-third of the options vested were valued at approximately $31, 000 and the remaining two-thirds options were valued as of December 31, 2012 at approximately $21,000.

Stock-Based Compensation - The Company records stock-based payment expense related to these options based on the grant date fair value in accordance with FASB ASC 718. Stock-based compensation includes expense charges for all stock-based awards to employees, directors and consultants. Such awards include option grants, warrant grants, and restricted stock awards. During the year ended December 31, 2012, the Company had stock compensation expense of approximately $847,000 or $0.04 per share ($399,000 or $0.02 per share -2011). As of December 31, 2012, there was approximately $1,103,000 of total unrecognized compensation costs related to non-vested options granted under the Company's stock option plans which the Company expects to recognize compensation costs over the weighted average period of 2.75 years.

The following is a summary with respect to options outstanding at December 31, 2012 and 2011 and activity during the years then ended:

	2004 Employee Plan			Non-Executive Director Plan
	Number of Options	Weighted Average Exercise Price	Weighted Average Life Remaining	Number of Options	Weighted Average Exercise Price	Weighted Average Life Remaining
			(in years)			(in years)
Outstanding at December 31, 2010	673,500	5.66		157,000	$5.61
Granted	692,648	4.24		40,000	5.52
Exercised	(10,000)	4.00		-	-
Forfeited	(187,500)	9.73		(20,000)	12.65
Outstanding at December 31, 2011:	1,168,648	4.18		177,000	4.79
Granted	885,000	3.46		155,000	2.98
Exercised	-	-		-	-
Forfeited	(328,500)	4.44		(20,000)	11.10
Outstanding at December 31, 2012:	1,725,148	3.80	3.4	312,000	3.49	3.1
Exercisable at December 31, 2012:	485,262	4.02	2.5	165,333	3.94	1.7

Aggregate Intrinsic Value of outstanding options at December 31, 2012
	$-			$12,400
Aggregate Intrinsic Value of exercisable options at December 31, 2012
	$-			$12,400

Included in these amounts are earn-out options issued to the previous owners of ExtraDev with a contractual term of 5 years, to purchase an aggregate of 450,000 shares of common stock at an exercise price of $4.50 per share that will be vested if the Company's Digital division achieves certain annual revenue targets by the end of fiscal year 2016. The fair value of the earn-out options amounted to $594,000. If the annual revenue targets are met or are deemed probable to occur, then the Company will record stock based compensation expense. As of December 31, 2012 vesting is considered remote. All options granted to the owners of ExtraDev were classified as compensation for post combination services since the vesting of each grant is based on length of employment, with all unvested options forfeiting upon termination of employment, therefore, the fair value of these equity instruments was not considered a component of the purchase price of the ExtraDev acquisition.

The weighted-average grant date fair value of options granted during the year ended December 31, 2012 was $1.32 ($1.35 -2011). The aggregate grant date fair value of options that vested during the year was approximately $368,000 ($157,000 -2011). There were 10,000 options exercised on a cashless basis during 2011. There were no options exercised during 2012.

The fair value of each option award is estimated on the date of grant utilizing the Black-Scholes-Merton Option Pricing Model. The Company estimated the expected volatility of the Company's common stock at the grant date using the historical volatility of the Company's common stock over the most recent period equal to the expected stock option term. The risk-free interest rate assumption was determined using the equivalent U.S. Treasury bonds yield. The Company estimates pre-vesting option forfeitures at the time of grant. The Company has had minimal pre-vesting forfeitures in the past. The Company has never paid any cash dividends and does not anticipate paying any cash dividends in the foreseeable future. Therefore, the Company assumed an expected dividend yield of zero.

The following table shows our assumptions used to compute the share-based compensation expense for stock options and warrants granted during the years ended December 31, 2012 and 2011:

	2012	2011

Volatility	61.2%	55.0%
Expected option term	3.0 years	4.7 years
Risk-free interest rate	0.6%	2.1%
Expected forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Restricted Stock Issued to Employees - Restricted common stock is issued under the 2004 Plan for services to be rendered and may not be sold, transferred or pledged for such period as determined by our Compensation Committee. Restricted stock compensation cost is measured as the stock's fair value based on the quoted market price at the date of grant. The restricted shares issued reduce the amount available under the employee stock option plans. Compensation cost is recognized only on restricted shares that will ultimately vest. The Company estimates the number of shares that will ultimately vest at each grant date based on historical experience and adjust compensation cost and the carrying amount of unearned compensation based on changes in those estimates over time. Restricted stock compensation cost is recognized ratably over the requisite service period which approximates the vesting period. An employee may not sell or otherwise transfer unvested shares and, in the event that employment is terminated prior to the end of the vesting period, any unvested shares are surrendered to us. The Company has no obligation to repurchase any restricted stock. During 2012, 25,000 restricted shares issued to an employee expired unvested. In addition, during 2012, the Company granted two restricted stock awards to an employee. The first award granted the employee 30,000 shares of common stock that vest ratably over four years and had a grant date fair value of $101,400. Expense related to the first grant was being recorded on a straight-line basis as shares were to vest. The second award granted the employee 100,000 shares of common stock that would vest in four tranches upon reaching net sales goals. The grant date fair value of the second award amounted to $338,000. In October 2012 the employee resigned and the restricted shares were forfeited unvested. The Company reversed expense recorded for the unvested restricted shares in the fourth quarter of 2012. As of December 31, 2012, there were no restricted shares issued to employees outstanding.

Restricted Stock Issued in Acquisition- In May 2011, the Company issued an aggregate of 82,352 restricted shares of the Company's common stock, pursuant to the Company's 2004 Employee Stock Option Plan, as amended, valued at $3.33 per share to the owners of ExtraDev, which the Company acquired. Such restricted stock vests in equal installments annually over four years. The restricted stock granted to the owners of ExtraDev was classified as consideration for the acquisition of ExtraDev at a fair value of approximately $274,000, which upon termination any unvested restricted stock shall immediately vest. One fourth of these shares vested during 2012.

The following is a summary of activity of restricted stock during the years ended at December 31, 2012 and 2011:

	Shares	Weighted- average Grant Date Fair Value

Restricted shares outstanding, December 31, 2010	45,000	$12.50

Restricted shares granted	82,352	3.33
Restricted shares vested	-	-
Restricted shares forfeited	(20,000)	12.50

Restricted shares outstanding, December 31, 2011	107,352	$5.46
Restricted shares granted	130,000	3.38
Restricted shares vested	(20,588)	3.33
Restricted shares forfeited	(155,000)	4.85

Restricted shares outstanding, December 31, 2012	61,764	$3.33

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS

NOTE 8. -BUSINESS COMBINATIONS

ExtraDev, Inc. -On May 12, 2011, the Company entered into an agreement ("Agreement") to purchase all the issued and outstanding common stock of ExtraDev pursuant to which the Company purchased 10,000 shares of ExtraDev common stock, par value $.01 per share, from each of ExtraDev's two owners, representing all of ExtraDev's issued and outstanding common stock. Subsequent to the acquisition, ExtraDev became a part of the Company's Digital division.

The Agreement provided that as consideration for the purchase of the ExtraDev common stock, the Company would acquire all of the assets of ExtraDev in exchange for the assumption of all the liabilities of Extradev, employment agreements with the two owners of Extradev, and an aggregate of 94,336 restricted shares of the Company's common stock valued at $3.33 per share and five-year options to purchase an aggregate of 65,664 shares of the Company's common stock, at an exercise price of $3.33 per share, were granted to the owners of ExtraDev pursuant to the Company's 2004 Employee Stock Option Plan, as amended. Such restricted stock and options vest in equal installments annually over four years and are subject to adjustment based upon ExtraDev's working capital deficit as set forth in its final financial statements, which were provided within 30 days of closing. A subsequent contractual adjustment resulted in a reduction in the aggregate number of restricted shares issued to the two ExtraDev owners to 82,352 and an increase in the aggregate number of options issued to the ExtraDev owners to 77,648. The fair value of the restricted shares was approximately $274,000 and shall vest immediately upon termination. Therefore, restricted shares were recorded as consideration transferred. The options were valued using the Black-Scholes-Merton Option Pricing Model at approximately $121,000. The options granted are based on the length of employment with all unvested options forfeiting upon termination of employment. Therefore they are being recorded as post combination compensation expense and not a component of the purchase price of the acquisition. The fair value of these instruments will be expensed pro-ratably over the 4-year vesting period.

The acquisition was accounted for as a business combination, whereby the Company measured the identifiable assets acquired and liabilities assumed based on the acquisition date fair value. The Company is required to recognize and measure any related goodwill acquired in the business combination or a gain from a bargain purchase. Goodwill totaling approximately $239,000 represents the excess of the purchase price over the fair value of tangible and identifiable intangible assets acquired, which included customer lists of $258,000 and non-compete agreements of $150,000 less the liabilities assumed. The Company recognized a deferred tax liability of approximately $169,000 as a result of the acquisition, due to the temporary differences between the book fair value and the net tax basis relating to the equipment and other intangibles acquired. The goodwill recorded with this transaction has been recorded in the Company's Digital division and is not deductible for income taxes. The goodwill is due primarily to expected benefit that combining established cloud based computing capabilities with the Company's digital security technologies will allow the Company to bring its digital products to market quicker and at more competitive pricing than without the acquisition.

The allocation of the purchase price and the fair values of the assets acquired and their associated useful lives and liabilities were estimated by management as follows:

		Estimated Useful Lives
Fair value of consideration transferred	$274,232

Fair value of assets acquired and liabilities assumed:

Cash	$61,995
Accounts receivable	69,355
Prepaid expenses	10,050
Computer equipment	85,000	3 to 7 years
Other intangible assets	408,000	5 to 10 years
Goodwill	238,678

Fair value of assets acquired	$873,078

Liabilities assumed:
Accounts payable	$68,353
Outstanding credit card balances	90,207
Revolving credit lines	148,952
Accrued liabilities and deferred revenue	122,203
Deferred tax liability	169,131
Fair value of liabilities	$598,846

Total Purchase Price	$274,232

Set forth below is the unaudited pro-forma revenue, operating loss, net loss and loss per share of the Company as if ExtraDev had been acquired by the Company as of January 1, 2011. The Company's revenue, operating loss, net loss and loss per share for the year ended December 31, 2012 as presented in the consolidated statement of operations and comprehensive loss includes ExtraDev for the entire year.

For the Year Ended December 31, 2011
(Unaudited)

Revenue	13,734,161
Net Loss	(3,183,326)
Basic and diluted loss per share	(0.16)

In conjunction with the acquisition of ExtraDev completed on May 12, 2011, ExtraDev's two owners entered into five-year employment agreements (with an option to renew for three years on mutually agreed upon terms) with the Company (the "Employment Agreements"), pursuant to which Michael Roy (former ExtraDev owner) will serve as the President and Timothy Trueblood (former ExtraDev owner) will serve as the Chief Technology Officer of the Company's newly-formed Digital Division ("Digital"), each at an annual base salary of $100,000. Under the Employment Agreements, each of the former ExtraDev shareholders will be eligible for an annual (i) earn-out bonus based upon Digital's earnings, before interest, taxes depreciation and amortization for the prior year as described in the Employment Agreements payable within days of the end of the year and (ii) earn-out options to purchase common stock of the Company at an exercise price of $4.50 per share under the Company's Option Plan that vest if Digital achieves certain annual revenue targets by the end of fiscal year 2016. Both the earn-out bonus and earn-out options will be recorded as post combination compensation expense, if earned, since both are based on length of employment and forfeit upon termination. The Employment Agreements also provide for health care insurance for each former ExtraDev shareholder and his family. The Company may terminate the Employment Agreements at any time upon 30 days notice, in which event, any vested earn-out options will be exercisable for 90 days and the former ExtraDev shareholders will be entitled to receive an annualized salary of $50,000 and continued health insurance coverage for the remainder of the term of the Employment Agreement.

ExtraDev was a privately owned company founded in 1998 and headquartered in Rochester, NY. ExtraDev provides data center centric solutions to businesses and governments. The acquisition of ExtraDev is expected to enhance the Company's digital security solutions capabilities, including the ability of the Company to offer its digital security products in a "cloud computing" format. ExtraDev had approximately $837,000 in revenue for the year ended December 31, 2010 and lost $10,000 on a tax basis. The acquisition did not create a significant subsidiary in accordance with the Securities and Exchange Commission Regulation S-X 210.1-2(w). In 2011 after the date of acquisition, ExtraDev generated approximately $666,000 of revenue and experienced net loss of approximately $34,000.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 9. - INCOME TAXES

Following is a summary of the components giving rise to the income tax provision (benefit) for the years ended December 31:

The provision (benefit) for income taxes consists of the following:

	2012	2011
Currently payable:
Federal	$-	$-
State	-	-
Total currently payable	-	-
Deferred:
Federal	(1,351,316)	(1,138,075)
State	(322,185)	(272,176)
Total deferred	(1,673,501)	(1,410,251)
Less increase in allowance	1,692,449	1,260,068
Net deferred	18,948	(150,183)
Total income tax provision (benefit)	$18,948	$(150,183)

Individual components of deferred taxes are as follows:

Deferred tax assets:	2012	2011
Net operating loss carry forwards	$14,079,414	$13,131,941
Equity issued for services	603,785	576,761
Other	422,998	144,172
Total	15,106,197	13,852,874
Less valuation allowance	(14,076,344)	(12,804,923)
Gross deferred tax assets	$1,029,853	$1,047,951

Deferred tax liabilities:
Goodwill and other intangibles	$234,822	$245,898
Depreciation and amortization	922,706	910,780
Gross deferred tax liabilities	$1,157,528	$1,156,678

Net deferred tax liabilities	$(127,675)	$(108,727)

During 2011, the Company acquired the stock of ExtraDev Inc. As part of the business combination, various intangible assets and equipment with fair market values of $408,000 and $85,000, respectively, were recorded along with a deferred tax liability of approximately $169,000. As a result of the business combination, the Company determined that its valuation allowance could be reduced by this amount. In accordance with ASC 805 the Company recognized the related deferred tax benefit in the current year provision and not as a component of acquisition accounting.

The Company has approximately $37,700,000 in net operating loss carryforwards ("NOLs") available to reduce future taxable income, of which $132,000 of the NOL will be allocated to contributed capital when subsequently realized. Due to the uncertainty as to the Company's ability to generate sufficient taxable income in the future and utilize the NOLs before they expire, the Company has recorded a valuation allowance accordingly.

The excess tax benefits associated with stock option exercises are recorded directly to stockholders' equity only when realized. As a result, the excess tax benefits available in net operating loss carryforwards but not reflected in deferred tax assets was approximately $1,019,000. These carryforwards expire at various dates from 2022 through 2030. In addition, a portion of the valuation allowance amounting to approximately $436,000 will be recorded as a reduction to additional paid in capital in the event that it is determined that a valuation allowance is no longer considered necessary. Stock options granted by the Company in prior years as compensation for services were forfeited in 2012 which resulted in the reversal of $303,000 of deferred tax assets and a corresponding reduction of the valuation allowance.

The differences between the United States statutory federal income tax rate and the effective income tax rate in the accompanying consolidated statements of operations are as follows:

	2012	2011

Statutory United States federal rate	34.0%	34.0%
State income taxes net of federal benefit	5.0	4.6
Permanent diffeference	(0.8)	2.9
Other	1.0	(0.1)
Change in valuation reserves	(39.6)	(36.9)

Effective tax rate	(0.4)%	4.5%

At December 31, 2012 and 2011, the total unrecognized tax benefits of $446,000 have been netted against the related deferred tax assets.

The Company recognizes interest accrued and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2012 and 2011 the Company recognized no interest and penalties.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The tax years 2009-2012 generally remain open to examination by major taxing jurisdictions to which the Company is subject.

DEFINED CONTRIBUTION PENSION PLAN	12 Months Ended
Dec. 31, 2012
DEFINED CONTRIBUTION PENSION PLAN [Abstract]
DEFINED CONTRIBUTION PENSION PLAN

NOTE 10. - DEFINED CONTRIBUTION PENSION PLAN

The Company maintains qualified Employee savings plans (the "401(k) Plans") which qualify as deferred salary arrangements under Section 401(k) of the Internal Revenue Code which covers all employees. Employees generally become eligible to participate in the Plan immediately following the employee's hire date. Employees may contribute a percentage of their earnings, subject to the limitations of the Internal Revenue Code. Commencing July 1, 2011, the Company matched up to 1% of the employee's earnings. The total matching contributions for 2012 were approximately $33,000 ($25,000 -2011).

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11. - COMMITMENTS AND CONTINGENCIES

Facilities - The Company's corporate offices and digital division together occupy approximately 11,000 square feet of commercial office space at 28 East Main Street, Rochester, New York 14614 under a lease that expires in October 2015, at a rental rate of approximately $13,000 per month. The Plastics division leases approximately 25,000 square feet of commercial production and warehouse space for $23,000 per month in Brisbane, California under a lease that will expire in July 2014. The Printing division leases approximately 20,000 square foot of commercial production and warehouse space in Rochester, New York, for $7,100 per month, under a lease expiring in December 2013. The Digital division also leases data center space in Rochester, NY for $4,250 per month expiring in June 2014. On August 30, 2011, the Company purchased the building which houses its Packaging division, approximately 40,000 square feet of production and warehouse space located in Victor, New York, a suburb of Rochester, New York.

Equipment Leases - The Company leases office equipment, digital and offset presses, laminating and finishing equipment for its various printing operations. The leases may be capital leases or operating leases and are generally for a term of 36 to 60 months. The leases expire at various dates through July 2016.

The following table summarizes the Company's lease commitments. Included in payments made for facilities operating leases during the year ended December 31, 2011 are related party payments made to Mr. Bob Bzdick for our Packaging division facility of approximately $107,000.

		Operating Leases
	Capital Leases	Equipment	Facilities	Total

Payments made in 2012	$94,595	$411,454	$497,097	$908,551
Future minimum lease commitments:
2013	4,832	295,088	573,735	868,823
2014	-	245,100	348,212	593,312
2015	-	228,300	133,048	361,348
2016	-	54,450	-	54,450
2017	-	-	-	-
Total future minimum lease commitments	$4,832	$822,938	$1,054,995	$1,877,933

Less amount representing interest	(122)
Present value of future minimum lease commitments	4,710
Less current portion	(4,710)

Long term portion	$-

Employment Agreements - The Company has employment agreements with five members of its management team with terms ranging from one to 5 years through February 2015. The agreements provide for severance payments in the event of termination for certain causes. As of December 31, 2012, the minimum annual severance payments under these employment agreements are, in aggregate, approximately $1,060,000.

On October 1, 2012, Patrick White ("White"), DSS's former Chief Executive Officer, entered into a Consulting Agreement (the "White Consulting Agreement"), which was later amended as described below, and a Confidentiality, Non-Competition, Non-Solicitation and Intellectual Property Agreement (the "White Confidentiality and Non-Compete Agreement"), both of which were to be effective on the date of the consummation of the Merger. Under the White Consulting Agreement, White's existing employment agreement with the Company would be automatically terminated if the transactions contemplated under the Merger Agreement are not consummated and the Merger Agreement is terminated in accordance with its terms. Additionally, pursuant to the White Consulting Agreement, Mr. White agreed to provide consulting services to DSS for a period of two years following the consummation of the Merger (subject to early termination as provided in the White Consulting Agreement). DSS agreed to pay Mr. White a consulting fee equal to $170,000 per annum for the period from the consummation of the Merger through the first anniversary of the consummation of the Merger and a consulting fee equal to $140,000 per annum from the first anniversary of the consummation of the Merger through the second anniversary of the consummation of the Merger. Upon the consummation of the Merger, DSS was to pay to Mr. White a bonus equal to $40,000 and on September 21, 2012, DSS granted options to Mr. White to acquire 50,000 shares of DSS Common Stock at an exercise price of $4.26 per share, which options were to vest in full on the first anniversary of the consummation of the Merger. DSS will also reimburse Mr. White for all ordinary and necessary reasonable business expenses he incurs in connection with providing services to DSS under the White Consulting Agreement. The two-year consulting period will cease if (i) DSS terminates the White Consulting Agreement for Cause (as defined in the White Consulting Agreement); or (ii) Mr. White gives written notice to DSS, and, in each case, no future compensation will be payable after the consulting period terminates. On November 15, 2012, Patrick White ("White"), Chief Executive Officer of Document Security Systems, Inc. (the "Company"), and the Company, executed a letter (the "Employment Termination Letter") terminating White's employment agreement with the Company, dated June 12, 2004 and his employment as Chief Executive Officer, effective on December 1, 2012, and further providing that White will resign as a director of the Company, also effective on December 1, 2012. In conjunction with the Employment Termination Letter, the Company and White entered into an Amended Consulting Agreement (the "White Amended Consulting Agreement") and a second Confidentiality, Non-Competition, Non-Solicitation and Intellectual Property Agreement (the "Second White Confidentiality and Non-Compete Agreement"), both dated November 15, 2012, and both having an effective date of December 1, 2012. The White Amended Consulting Agreement replaces the consulting agreement previously entered into between the Company and White, dated October 1, 2012. The term of the White Amended Consulting Agreement will run from December 1, 2012 until March 1, 2015. Pursuant to the White Amended Consulting Agreement, White will provide consulting services to the Company as requested by the Company's CEO, up to a maximum of 60 hours per month. As consideration for the performance of the consulting services, White shall be paid the sum of $14,167 per month for the 15 month period dating from December 1, 2012 through February 28, 2014 and, thereafter, White will be paid the sum of $11,667 per month for the remaining 12 months of the consulting term. In addition to the above-described monthly payments, White will be paid a bonus of $40,000 on or before December 7, 2012 and, on September 21, 2012, White was granted options to acquire 50,000 shares of the Company's common stock at an exercise price of $4.26 per share. On November 19, 2012, the Board of Directors of DSS (i) cancelled options to purchase 50,000 shares of DSS common stock at an exercise price of $4.26 per share that were granted to Mr. White on September 21, 2012, and (ii) granted to Mr. White options to purchase 50,000 shares of DSS common stock at an exercise price of $3.00 per share exercisable until September 21, 2017. These options will vest in full on the one year anniversary of the date of the closing of the Merger.

On October 1, 2012, and the Company entered into a letter agreement with Philip Jones which will be effective on the date of the consummation of the Merger. Under the Jones Letter Agreement, upon termination of Mr. Jones's employment for any reason by DSS, DSS will pay to Mr. Jones his current base salary following the date of his termination, payable in equal biweekly installments in accordance with DSS's regular payroll practices, for an additional 12 months. On November 19, 2012, the Board of Directors of DSS (i) cancelled options to purchase 25,000 shares of DSS common stock at an exercise price of $4.26 per share that were granted to Phillip Jones, the Chief Financial Officer of DSS, on September 21, 2012, and (ii) granted to Mr. Jones options to purchase 100,000 shares of DSS common stock at an exercise price of $3.00 per share exercisable until September 21, 2017. These options will vest ratably over 12 calendar quarters, commencing on November 19, 2012.

On October 1, 2012, the Company also entered into Amendment No. 1 to Employment Agreement with Robert Bzdick (the "Bzdick Amendment") which amended certain terms and provisions of his Employment Agreement, effective as of February 12, 2010, (as amended, the "Bzdick Employment Agreement"). The Bzdick Amendment will be effective on the date of the consummation of the Merger. Pursuant to the Bzdick Amendment, among other things, (i) the term of the Bzdick Employment Agreement is reduced from February 12, 2015 to December 31, 2014, which agreement shall be renewed automatically for a succeeding period of five years on the same terms and conditions as set forth therein, unless either party, at least 90 days prior to the expiration of the term of the Bzdick Employment Agreement, provides written notice to the other party of its intention not to renew the Bzdick Employment Agreement; (ii) if DSS elects not to renew the initial term of the Bzdick Employment Agreement, DSS will pay Mr. Bzdick $300,000, which shall be payable as follows: $100,000 on the first anniversary of such non-renewal, and $50,000 on each of the second through fifth anniversaries after such non-renewal; and (iii) Mr. Bzdick's salary is decreased from $240,000 to $200,000. Upon the consummation of the Merger, DSS will pay to Mr. Bzdick a bonus equal to $50,000 and on September 21, 2012, DSS granted options to Mr. Bzdick to acquire 150,000 shares of DSS common stock at an exercise price of $4.26 per share, which options will vest in full upon the consummation of the Merger. On November 19, 2012, the Board of Directors of DSS (i) cancelled options to purchase 150,000 shares of DSS common stock at an exercise price of $4.26 per share that were granted to Robert Bzdick, the Chief Operating Officer of DSS, on September 21, 2012, and (ii) granted to Mr. Bzdick options to purchase 150,000 shares of DSS common stock at an exercise price of $3.00 per share exercisable until September 21, 2017. These options will vest in full upon closing of the Merger. Additionally on November 19, 2012, the Board of Directors of DSS granted to Mr. Bzdick options to purchase 100,000 shares of DSS common stock at an exercise price of $3.00 per share, exercisable until September 21, 2017. These options will vest ratably over 12 calendar quarters, commencing on November 19, 2012.

Related Party Consulting Payments - During the year ended December 31, 2012, the Company paid approximately $54,000 in consulting fees to Patrick White, its former CEO, under a consulting agreement that will expire in March 2015. During the year ended December 31, 2011, the Company paid approximately $40,000 in consulting fees to a member of its board.

Accrued Director Fees - As of December 31, 2012, the Company owes its independent directors $172,000 of unpaid directors fees. ($284,000 - December 31, 2011)

Contingent Litigation Payment -In May 2005, the Company made an agreement with its legal counsel in charge of the Company's litigation with the European Central Bank which capped the fees for all matters associated with that litigation at $500,000 plus expenses, and a $150,000 contingent payment upon a successful ruling or settlement on the Company's behalf in that litigation. The Company will record the $150,000 in the period in which the Company has determined that a successful ruling or settlement is probable.

In addition, pursuant to an agreement made in December 2004, the Company is required to share the economic benefit derived from settlements, licenses or subsequent business arrangements that the Company obtains from any infringer of patents formerly owned by the Wicker Family. For infringement matters involving certain U.S. patents, the Company will be required to disburse 30% of the settlement proceeds. For infringement matters involving certain foreign patents, the Company will be required to disburse 14% of the settlement proceeds. These payments do not apply to licenses or royalties to patents that the Company has developed or obtained from persons other than the Wicker Family. As of December 31, 2012, there have been no settlement amounts related to these agreements.

In addition, in conjunction with the Company's litigation against Coupons.com, the Company's counsel in the case has agreed to represent the Company on a contingency fee basis, except for approximately $40,000 of legal fees incurred prior to the filing of the case for preliminary research and investigation of the merits of the case. Under the contingency fee arrangement, the Company has agreed to pay its counsel 33 1/3% of all sums paid to the Company, whether obtained by settlement, arbitration award, court proceedings or otherwise, pursuant to the case. The fees described above do not include out-of-pocket charges and disbursements which will be the responsibility of the Company.

Merger Termination Fees - Pursuant to the Merger Agreement the Company entered into on October 1, 2012 with Lexington Technology Group, if the Merger agreement is terminated at any time prior to the closing of the Merger, as follows: (a) by mutual written consent of DSS and Lexington; (b) by either DSS or Lexington if the closing has not occurred on or before March 15, 2013; (c) by either DSS or Lexington if any law enacted by a governmental authority prohibits the consummation of the Merger, or any governmental authority has issued an order or taken any other action which restrains, enjoins or otherwise prohibits the Merger; (d) by either DSS or Lexington if the other party's stockholders do not approve the Merger, unless the failure to obtain approval is attributable to a failure on the part of such party seeking to terminate the Agreement; (e) by DSS if (i) the Lexington's board of directors changes its recommendation for approval of the Merger, (ii) the board of directors of Lexington or any authorized committee has failed to present or recommend the approval of the Merger Agreement and the Merger to the stockholders, (iii) Lexington shall have entered or caused itself or its subsidiaries to enter, into any letter of intent, agreement in principle, term sheet, merger agreement, acquisition agreement or other similar agreement related to any Lexington Acquisition Proposal or (iv) Lexington shall have breached any term of the non-solicitation provision of the Merger Agreement; (f) by Lexington if (i) the DSS board of directors changes their recommendation for approval of the Merger, (ii) the board of directors of DSS or any authorized committee has failed to present or recommend the approval of the Merger Agreement and the Merger to the stockholders, (iii) DSS shall have entered or caused itself or its subsidiaries to enter, into any letter of intent, agreement in principle, term sheet, merger agreement, acquisition agreement or other similar agreement related to any DSS Acquisition Proposal or (iv) DSS shall have breached any term of the non-solicitation provision of the Merger Agreement; (g) by either party if the other party, or in the case of Lexington, DSS or Merger Sub, is in material breach of its obligations or representations or warranties under the Agreement; (h) by either DSS or Lexington if prior to obtaining stockholder approval such party determines to enter into a definitive agreement relating to a superior proposal; or (i) by Lexington, at any time, upon payment to DSS of a fee equal to $5,000,000. Under certain circumstances, if the Merger is terminated by either DSS or Lexington, then DSS shall pay to Lexington, a termination fee in cash equal to the sum of (i) $3,000,000 plus (ii) 5% of the consideration paid to all security holders of DSS in connection with a superior proposal in the same form as such consideration is paid to such security holders.

Legal Proceedings - On August 1, 2005, the Company commenced a suit in the European Court of First Instance in Luxembourg against the ECB alleging patent infringement by the ECB and claimed unspecified damages (the "ECB Litigation"). The Company brought the suit in the European Court of First Instance in Luxembourg. The Company alleged that all Euro banknotes in circulation infringed the Company's European Patent 0 455 750B1 (the "Patent") which covered a method of incorporating an anti-counterfeiting feature into banknotes or similar security documents to protect against forgeries by digital scanning and copying devices. The Court of First Instance in Luxembourg ruled on September 5, 2007 that it does not have jurisdiction to rule on the patent infringement claim. In 2006, the Company received notices that the ECB had filed separate claims in each of the United Kingdom, The Netherlands, Belgium, Italy, France, Spain, Germany, Austria and Luxembourg courts seeking the invalidation of the Patent. Proceedings were commenced by the ECB before each of the national courts seeking revocation and declarations of invalidity of the Patent. On August 20, 2008, the Company entered into an agreement (the "Trebuchet Agreement") with Trebuchet Capital Partners, LLC ("Trebuchet") under which Trebuchet agreed to pay substantially all of the litigation costs associated with validity proceedings in eight European countries relating to the Patent. The Company provided Trebuchet with the sole and exclusive right to manage infringement litigation relating to the Patent in Europe, including the right to initiate litigation in the name of the Company, Trebuchet or both and to choose whom and where to sue, subject to certain limitations set forth in the Trebuchet Agreement. In consideration for Trebuchet's funding obligations, the Company assigned and transferred a 49% interest in the Company's rights, title and interest in the Patent to Trebuchet which allowed Trebuchet to have a separate and distinct interest in and share of the Patent, along with the right to sue and recover in litigation, settlement or otherwise and to collect royalties or other payments under or on account of the Patent. In addition, the Company and Trebuchet agreed to equally share all proceeds generated from litigation relating to the Patent, including judgments and licenses or other arrangements entered into in settlement of any such litigation. On July 7, 2011, Trebuchet and the Company entered into a series of related agreements and general releases wherein Trebuchet effectively ended its ongoing participation in the ECB Litigation, except for its continuing involvement in the final settlement of fees that may become payable as a result of the infringement case in The Netherlands described below. The Trebuchet Agreement executed in August 2008 will remain in full force and effect, in its entirety, until Trebuchet makes any and all final payments that may become due in connection with The Netherlands infringement case.

In a series of court decisions spanning from March 2007 through December 2010, the Patent was invalidated in each of the United Kingdom, Germany, France, The Netherlands, Belgium, Luxembourg, Austria and Italy. The Company did not further appeal these decisions. On March 24, 2010 the Spanish Court ruled that the Patent was valid. The decision in Spain is currently under appeal by the ECB.

During the course of the litigation, the losing party in the ECB Litigation, in certain jurisdictions, was responsible for the prevailing party's legal fees and disbursements. As of December 31, 2012, pursuant to foreign judgments for costs and fees, the Company has recorded as accrued liabilities approximately €178,000 ($236,000) for the Germany case and approximately €175,000 ($231,000) for the Netherlands case for such fees. In February 2013, the ECB filed an action in the United States District Court, Western District of New York to domesticate the amounts due in the Germany proceeding. In addition, the ECB formally requested the Company to pay attorneys and court fees for the Court of First Instance case in Luxembourg in the amount of €93,752 ($124,000) as of September 30, 2012, which, unless the amount is settled will be subject to an assessment procedure that has not been initiated. The Company will accrue the assessed amount, if any, as soon as it is reasonably estimable.

On February 18, 2010, Trebuchet, on behalf of the Company, filed an infringement suit in the Netherlands against the ECB and two security printing entities with manufacturing operations in the Netherlands, Joh. Enschede Banknotes B.V and Koninklijke Joh. Enschede B.V. The Netherlands Court determined in December 2010 that the patent was invalid in The Netherlands, and the infringement case was terminated by Trebuchet. Trebuchet remains responsible for cost and fee reimbursements associated with the case when such amounts are determined and fixed by order of the Dutch Court.

On October 24, 2011 the Company initiated a law suit against Coupons.com Incorporated ("Coupons.com"). The suit was filed in the United States District Court, Western District of New York, located in Rochester, New York. Coupons.com is a Delaware corporation having its principal place of business located in Mountain View, California. In the Coupons.com suit, the Company alleges breach of contract, misappropriation of trade secrets, unfair competition and unjust enrichment, and is seeking in excess of $10 million in money damages from Coupons.com for those claims. In a motions decision rendered on August 20, 2012, the District Court judge dismissed the Company's unfair competition and unjust enrichment claims. The Company's breach of contract and misappropriation of trade secrets claims remain intact as of the date of this report.

In addition to the foregoing, we are subject to other legal proceedings that have arisen in the ordinary course of business and have not been finally adjudicated. Although there can be no assurance in this regard, in the opinion of management, none of the legal proceedings to which we are a party, whether discussed herein or otherwise, will have a material adverse effect on our results of operations, cash flows or our financial condition.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 12. - SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information for the years ended December 31:

	2012	2011

Cash paid for interest	$230,000	$352,000

Non-cash investing and financing activities:
Conversion of debt and accrued interest to equity	580,000	-
Warrant issued for prepaid consulting services	279,000	-
Beneficial conversion features of convertible debt	216,000	88,000
Interest rate swap loss	17,000	85,000
Retirement of derivative liability instruments	-	3,506,000
Refinance of related party revolving line of credit and accrued interest	-	650,000
Building and land acquired with debt	-	1,350,000
Equity issued for acqusition	-	274,000

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 13. - SEGMENT INFORMATION

The Company's businesses are organized, managed and internally reported as four operating segments. In the second quarter of 2011, the Company acquired ExtraDev for its Digital division and the Company launched a new corporate identity and logo, along with a new website that grouped the Company under four distinct divisions. In conjunction with this, the Company determined that an expansion of its segment reporting to align with the new internal structure was appropriate. A summary of the four reportable segments follows:

DSS Printing	Licenses security printing technologies and manufactures and sells secure documents such as vital records, transcripts, safety paper, secure coupons, voter ballots, event tickets, among others. In addition, sells general commercial printing services utilizing digital and offset printing capabilities.

DSS Plastics	Manufactures and sells secure and non-secure plastic printed products such as ID cards, event badges and passes, and loyalty and gift cards, among others. Plastic cards include RFID chips, magnetic strips with variable data, and high quality graphics with overt and covert security features.

DSS Packaging	Manufactures and sells secure and non-secure custom paperboard packaging serving clients in the pharmaceutical, beverage, photo packaging, toy, specialty foods and direct marketing industries, among others.

DSS Digital	Develops, installs, hosts and services IT services including remote server and application hosting, cloud computing, secure document systems, back-up and disaster recovery services and customer program development services.

Approximate information concerning the Company's operations by reportable segment for years ended December 31, 2012 and 2011 is as follows. The Company relies on intersegment cooperation and management does not represent that these segments, if operated independently, would report the results contained herein:

Year ended December 31, 2012	DSS Printing	DSS Plastics	DSS Packaging	DSS Digital	Corporate	Total

Revenues from external customers	$3,640,000	$2,966,000	$9,428,000	$1,081,000	$-	$17,115,000
Revenues from transactions with other operating segments of the Company	625,000	-	91,000	-	-	716,000
Interest Expense	-	-	151,000	8,000	69,000	228,000
Stock based compensation	-	-	-	-	847,000	847,000
Depreciation and amortization	95,000	187,000	415,000	86,000	62,000	845,000
Net (loss) profit	(207,000)	(60,000)	431,000	(354,000)	(4,091,000)	(4,281,000)
Capital Expenditures	-	68,000	28,000	129,000	20,000	245,000
Identifiable assets	2,146,000	1,951,000	7,189,000	1,036,000	1,928,000	14,250,000
Income tax (benefit)	-	-	-	-	19,000	19,000

Year ended December 31, 2011	DSS Printing	DSS Plastics	DSS Packaging	DSS Digital	Corporate	Total

Revenues from external customers	$4,009,000	$2,769,000	$5,940,000	$666,000	$-	$13,384,000
Revenues from transactions with other operating segments of the Company	769,000	-	-	-	-	769,000
Interest Expense	8,000	17,000	116,000	13,000	105,000	259,000
Stock based compensation	-	-	-	-	399,000	399,000
Change in fair value of derivative liability	-	-	-	-	361,000	361,000
Depreciation and amortization	141,000	226,000	360,000	23,000	17,000	767,000
Net (loss) profit	(1,636,000)	(126,000)	92,000	(34,000)	(1,518,000)	(3,222,000)
Capital Expenditures	15,000	307,000	1,552,000	-	72,000	1,946,000
Identifiable assets	1,459,000	2,106,000	7,381,000	872,000	1,004,000	12,822,000
Income tax (benefit)	-	-	-	-	(150,000)	(150,000)

International revenue, which consists of sales to customers with operations in Canada, Western Europe, Latin America, Africa, Middle East and Asia comprised 2% of total revenue for 2012, (2%- 2011). Revenue is allocated to individual countries by customer based on where the product is shipped to, location of services performed or the location of equipment that is under an annual maintenance agreement. The Company had no long-lived assets in any country other than the United States for any period presented.

Major Customers During 2012, one customer accounted for 29% of the Company's consolidated revenue. As of December 31, 2012, this customer accounted for 21% of the Company's trade accounts receivable balance. During 2011, this customer accounted for 19% of the Company's consolidated revenue. As of December 31, 2011, this customer accounted for 18% of the Company's trade accounts receivable balance.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation

Principles of Consolidation - The consolidated financial statements include the accounts of Document Security System and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates - The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires the Company to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable, fair values of intangible assets and goodwill, useful lives of intangible assets and property and equipment, fair values of options and warrants to purchase the Company's common stock, valuation of derivative liabilities arising from issuances of common stock and associated warrants and other rights to acquire common stock in the future, deferred revenue and income taxes, among others. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The Company engages third-party valuation consultants to assist management in the allocation of the purchase price of significant acquisitions and the determination of the fair value of derivative liabilities.

Reclassifications	Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.
Accounts Receivable

Accounts Receivable - The Company carries its trade accounts receivable at invoice amount less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based upon management's estimates that include a review of the history of past write-offs and collections and an analysis of current credit conditions. At December 31, 2012, the Company established a reserve for doubtful accounts of approximately $60,000 ($76,000 - 2011). The Company does not accrue interest on past due accounts receivable.

Inventory

Inventory - Inventories consist primarily of paper, plastic materials and cards, pre-printed security paper, paperboard and fully-prepared packaging which and are stated at the lower of cost or market on the first-in, first-out ("FIFO") method.Packaging work-in-process and finished goods included the cost of materials, direct labor and overhead.

Property, Plant and Equipment

Property, Plant and Equipment - Property, plant and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives or lease period of the assets whichever is shorter. Expenditures for renewals and betterments are capitalized. Expenditures for minor items, repairs and maintenance are charged to operations as incurred. Any gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place. Depreciation expense in 2012 was approximately $541,000 ($482,000 - 2011).

Business Combinations

Business Combinations - Business combinations and non-controlling interests are recorded in accordance with the Business Combination Topic of the FASB ASC. Under the guidance, the assets and liabilities of the acquired business are recorded at their fair values at the date of acquisition. The excess of the purchase price over the estimated fair values is recorded as goodwill. If the fair value of the assets acquired exceeds the purchase price and the liabilities assumed then a gain on acquisition is recorded. Under the guidance, all acquisition costs are expensed as incurred. The application of business combination and impairment accounting requires the use of significant estimates and assumptions.

Goodwill

Goodwill - Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is subject to impairment testing at least annually and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicated the carrying amount may be impaired. ASC Topic 350 provides an entity with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. If the two-step impairment test is necessary, a fair-value-based test is applied at the reporting unit level, which is generally one level below the operating segment level. The test compares the fair value of an entity's reporting units to the carrying value of those reporting units. This test requires various judgments and estimates. The Company estimates the fair value of the reporting unit using a market approach in combination with a discounted operating cash flow approach. Impairment of goodwill is measured as the excess of the carrying amount of goodwill over the fair values of recognized and unrecognized assets and liabilities of the reporting unit. An adjustment to goodwill will be recorded for any goodwill that is determined to be impaired. The Company tests goodwill for impairment at least annually in conjunction with preparation of its annual business plan, or more frequently if events or circumstances indicate it might be impaired. ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The Company performed the annual assessment and has determined that no impairment is necessary during the years ended December 31, 2012 and 2011.

Other Intangible Assets and Patent Application Costs

Other Intangible Assets and Patent Application Costs- Other intangible assets consists of costs associated with the application, acquisition of patents and contractual rights to patents and trade secrets associated with the Company's technologies, customer lists and non-compete agreements obtained as a result of acquisitions. The Company's patents and trade secrets are generally for document anti-counterfeiting and anti-scanning technologies and processes that form the basis of the Company's document security business. Patent application costs are capitalized and amortized over the estimated useful life of the patent, which generally approximates its legal life. Intangible asset amortization expense is classified as an operating expense. The Company believes that the decision to incur patent costs is discretionary as the associated products or services can be sold prior to or during the application process. The Company accounts for other intangible amortization as an operating expense, unless the underlying asset is directly associated with the production or delivery of a product. Costs incurred to renew or extend the term of recognized intangible assets, including patent annuities and fees, are expensed as incurred. To date, the amount of related amortization expense for other intangible assets directly attributable to revenue recognized is not material.

Impairment of Long Lived Assets

Impairment of Long Lived Assets- The Company monitors the carrying value of long-lived assets for potential impairment and tests the recoverability of such assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. If a change in circumstance occurs, the Company performs a test of recoverability by comparing the carrying value of the asset or asset group to its undiscounted expected future cash flows. If cash flows cannot be separately and independently identified for a single asset, the Company will determine whether impairment has occurred for the group of assets for which the Company can identify the projected cash flows. If the carrying values are in excess of undiscounted expected future cash flows, the Company measures any impairment by comparing the fair value of the asset or asset group to its carrying value. The Company deemed there was no impairment of long-lived assets during the years ended December 31, 2012 and 2011.

Fair Value of Financial Instruments

Fair Value of Financial Instruments - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fair Value Measurement Topic of the FASB ASC establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

·	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

·	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

·	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying amounts reported in the balance sheet of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of revolving credit lines, notes payable and long-term debt approximates their carrying value as the stated or discounted rates of the debt reflect recent market conditions. Derivative instruments, as discussed below, are recorded as assets and liabilities at estimated fair value based on available market information. The Company's convertible note payable is recorded at its face amount, net of an unamortized discount for a beneficial conversion feature and has an estimated fair value of approximately $565,000 ($663,000 - December 31, 2011) based on the underlying shares the note can be converted into at the trading price on December 31, 2012. Since the underlying shares are trading in an active, observable market, the fair value measurement qualifies as a Level 1 input.

Derivative Instruments

Derivative Instruments- The Company maintains an overall interest rate risk management strategy that incorporates the use of interest rate swap contracts to minimize significant fluctuations in earnings that are caused by interest rate volatility. The Company has two interest rate swaps that change variable rates into fixed rates on two term loans (See Note 6). These swaps qualify as Level 2 fair value financial instruments. These swap agreements are not held for trading purposes and the Company does not intend to sell the derivative swap financial instruments. The Company records the interest swap agreements on the balance sheet at fair value because the agreements qualify as a cash flow hedges under accounting principles generally accepted in the United States of America. Gains and losses on these instruments are recorded in other comprehensive income (loss) until the underlying transaction is recorded in earnings. When the hedged item is realized, gains or losses are reclassified from accumulated other comprehensive income (loss) (AOCI) to the Consolidated Statement of Operations on the same line item as the underlying transaction. The valuations of the interest rate swaps have been derived from proprietary models of the bank based upon recognized financial principles and reasonable estimates about relevant future market conditions and may reflect certain other financial factors such as anticipated profit or hedging, transactional, and other costs. The notional amounts of the swaps decrease over the life of the agreements. The Company is exposed to a credit loss in the event of nonperformance by the counter parties to the interest rate swap agreements. However, the Company does not anticipate non-performance by the counter parties. The cumulative net loss attributable to these cash flow hedges recorded in accumulated other comprehensive income and other liabilities at December 31, 2012, was approximately $128,000. ($111,000- December 31, 2011).

The Company has notional amounts of approximately $1,821,000 as of December 31, 2012 on its interest rate swap agreements for its Citizens Bank debt. The Company has two interest rate swaps that change variable rates into fixed rates on two term loans and the terms of these instruments are as follows:

Notional Amount	Variable Rate	Fixed Cost	Maturity Date
$650,000	3.96%	5.70%	February 1, 2015
$1,170,831	3.36%	5.865%	August 30, 2021

The Company accounts for warrants and other rights to acquire capital stock with exercise price reset features, or "down-round" provisions, as derivative liabilities. Similarly, down-round provisions for issuances of common stock are also accounted for as derivative liabilities. These derivative liabilities are measured at fair value with the changes in fair value at the end of each period reflected in current period income or loss. The fair value of derivative liabilities is estimated using a binomial model or Monte Carlo simulation to model the financial characteristics, depending on the complexity of the derivative being measured. A Monte Carlo simulation provides a more accurate valuation than standard option valuation methodologies such as the Black-Scholes-Merton or binomial option models when derivatives include changing exercise prices or different alternatives depending on average future price targets. In computing the fair value of the derivatives, the Company uses significant judgments, which, if incorrect, could have a significant negative impact to the Company's consolidated financial statements. The input values for determining the fair value of the derivatives include observable market indices such as interest rates, and equity indices as well as unobservable model-specific input values such as certain volatility parameters. Future changes in the fair value of the derivatives liabilities, if any, will be recorded in the statement of operations as gains or losses from derivative liabilities. The derivative liability resulting from the warrant and later investment is classified as a Level 3 measurement.

Conventional Convertible Debt

Conventional Convertible Debt - When the convertible feature of the conventional convertible debt provides for a rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). Prior to the determination of the BCF, the proceeds from the debt instrument are first allocated between the convertible debt and any detachable free standing instruments that are included, such as common stock warrants. The Company records a BCF as a debt discount pursuant to FASB ASC Topic 470-20. In those circumstances, the convertible debt will be recorded net of the discount related to the BCF. The Company amortizes the discount to interest expense over the life of the debt using the effective interest method.

Share-Based Payments

Share-Based Payments - Compensation cost for stock awards are measured at fair value and recognize compensation expense over the service period for which awards are expected to vest. The Company uses the Black-Scholes-Merton option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes-Merton model requires the use of subjective assumptions which determine the fair value of stock-based awards, including the option's expected term and the price volatility of the underlying stock. For equity instruments issued to consultants and vendors in exchange for goods and services the Company determines the measurement date for the fair value of the equity instruments issued at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

Revenue Recognition

Revenue Recognition - Sales of security and commercial printing products, packaging, and plastic cards are recognized when a product or service is delivered, shipped or provided to the customer and all material conditions relating to the sale have been substantially performed. The Company recognizes revenue from printing technology licenses once all the following criteria for revenue recognition have been met: (1) persuasive evidence of an agreement exists; (2) the right and ability to use the product or technology has been rendered; (3) the fee is fixed and determinable and not subject to refund or adjustment; and (4) collection of the amounts due is reasonably assured.

For digital solutions sales, revenue is recognized in accordance with the FASB ASC 985-605. Accordingly, revenue is recognized when all of the following conditions are satisfied: (1) there is persuasive evidence of an arrangement; (2) the service or product has been provided to the customer; (3) the amount of fees to be paid by the customer is fixed or determinable; and (4) the collection of our fees is reasonably assured. We recognize cloud computing revenue, including data backup, recovery and security services, on a monthly basis, beginning on the date the customer commences use of our services. Professional services are recognized in the period services are provided.

Advertising Costs

Advertising Costs- Generally consist of online, keyword advertising with Google with additional amounts spent on certain print media in targeted industry publications. Advertising costs were $83,000 in 2012 ($70,000 - 2011).

Research and Development	Research and Development- Research and development costs are expensed as incurred.
Foreign Currency	Foreign Currency- Net gains and losses resulting from transactions denominated in foreign currency are recorded as other income or loss.
Income Taxes

Income Taxes - The Company recognizes estimated income taxes payable or refundable on income tax returns for the current year and for the estimated future tax effect attributable to temporary differences and carry-forwards. Measurement of deferred income items is based on enacted tax laws including tax rates, with the measurement of deferred income tax assets being reduced by available tax benefits not expected to be realized. We recognize penalties and accrued interest related to unrecognized tax benefits in income tax expense.

Earnings Per Common Share

Earnings Per Common Share - The Company presents basic and diluted earnings per share. Basic earnings per share reflect the actual weighted average of shares issued and outstanding during the period. Diluted earnings per share are computed including the number of additional shares that would have been outstanding if dilutive potential shares had been issued. In a loss year, the calculation for basic and diluted earnings per share is considered to be the same, as the impact of potential common shares is anti-dilutive.

For the years ended December 31, 2012 and 2011, there were up to 4,614,784 and 3,205,693, respectively, of shares potentially issuable under convertible debt agreements, options, warrants and restricted stock agreements that could potentially dilute basic earnings per share in the future that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive to the Company's losses in the respective years.

Comprehensive Loss

Comprehensive Loss -Comprehensive loss is defined as the change in equity of the Company during a period from transactions and other events and circumstances from non-owner sources. It consists of net (loss) income and other gains and losses affecting stockholders' equity that, under GAAP, are excluded from net income. The change in fair value of interest rate swaps was the only item impacting accumulated other comprehensive loss for the years ended December 31, 2012 and 2011.

Concentration of Credit Risk

Concentration of Credit Risk - The Company maintains its cash in bank deposit accounts, which at times may exceed federally insured limits. The Company believes it is not exposed to any significant credit risk as a result of any non-performance by the financial institutions.

During 2012, one customer accounted for 29% of the Company's consolidated revenue. As of December 31, 2012, this customer accounted for 21% of the Company's trade accounts receivable balance. During 2011, this customer accounted for 19% of the Company's consolidated revenue. As of December 31, 2011, this customer accounted for 18% of the Company's trade accounts receivable balance.

Recent Accounting Pronouncements

Recent Accounting Pronouncements -

In July 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2012-02, Intangibles-Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives an entity the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test for indefinite-lived intangible assets other than goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements. This ASU makes certain incremental improvements to U.S. GAAP, including, among other revisions, conforming amendments that identify when the use of fair value should be linked to the definition of fair value in ASC 820. The majority of the amendments in ASU 2012-04 were effective upon issuance on October 1, 2012 for both public entities and nonpublic entities. For public entities, the more substantive amendments that are subject to transition guidance are effective for fiscal periods beginning after December 15, 2012. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. Public companies are required to comply with the requirements of ASU 2013-02 for all reporting periods (interim and annual) beginning after December 15, 2012. Currently, the adoption of this standard will only impact the change in the Company's interest rate swap, and is not expected to have a material impact on the Company's consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Derivative Instruments
Notional Amount	Variable Rate	Fixed Cost	Maturity Date
$650,000	3.96%	5.70%	February 1, 2015
$1,170,831	3.36%	5.865%	August 30, 2021

INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORY [Abstract]
Schedule of Inventory
	2012	2011

Finished Goods	$270,776	$421,965
Work in process	101,694	73,669
Raw Materials	445,215	287,808

	$817,685	$783,442

EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUIPMENT AND LEASEHOLD IMPROVEMENTS [Abstract]
Schedule of Equipment and Leasehold Improvements
		2012		2011
	Estimated Useful Life	Purchased	Under Capital Leases	Purchased	Under Capital Leases

Machinery & equipment	5-7 years	$3,435,509	$63,000	$2,943,401	$369,114
Building	39 years	1,345,523	-	1,345,523	-
Land		185,000	-	185,000	-
Leasehold improvements	up to 13 years (1)	765,425	-	741,919	-
Furniture & fixtures	7 years	135,854	-	104,709	-
Software & websites	3 years	359,308	-	356,125	-

Total cost		$6,226,619	$63,000	$5,676,677	$369,114
Less accumulated depreciation		2,516,711	49,000	1,822,506	203,456

Property, plant, and equipment, net		$3,709,908	$14,000	$3,854,171	$165,658

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Other Intangible Assets
		2012			2011
	Useful Life	Gross Carrying Amount	Accumulated Amortizaton	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortizaton	Net Carrying Amount
Acquired intangibles	5 -10 years	$2,405,300	$1,243,865	$1,161,435	$2,405,300	$999,761	$1,405,539
Patent application costs	Varied (1)	956,714	265,472	691,242	843,145	205,472	637,673

		$3,362,014	$1,509,337	$1,852,677	$3,248,445	$1,205,233	$2,043,212

Schedule of Estimated Future Amortization of Intangible Assets
2013	299,325
2014	299,325
2015	214,158
2016	179,625
2017	167,125
Thereafter	693,119
$1,852,677

SHORT TERM AND LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
SHORT TERM AND LONG TERM DEBT [Abstract]
Schedule of Notes Payable and Long-Term Debt
2013	908,744
2014	335,166
2015	86,673
2016	37,947
2017	29,676
Thereafter	1,038,444
2,436,650

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Changes in Fair Value of Derivative Liabilities
Derivative Liability

Balance, December 31, 2010	$3,866,836
Change in fair value	(360,922)
Reclass to equity on date of amendment that eliminated derivative liabilities to net proceeds	(3,505,914)
Balance, December 31, 2011	$-

Schedule of Warrant Activity
	2012		2011
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Warrants	Price	Warrants	Price

Outstanding January 1	1,533,892	$5.19	1,933,010	$6.21
Granted during the year	1,091,934	4.00	-	-
Exercised	(215,734)	2.82	(71,896)	2.65
Lapsed	(154,400)	12.53	(327,222)	11.75

Outstanding at December 31	2,255,692	$4.34	1,533,892	$5.19

Exercisable at December 31	2,055,692	$4.32	1,533,892	$5.19

Weighted average months remaining		46.5		57.8

Summary of Stock Option Activity Under Stock Option and Incentive Plans
	2004 Employee Plan			Non-Executive Director Plan
	Number of Options	Weighted Average Exercise Price	Weighted Average Life Remaining	Number of Options	Weighted Average Exercise Price	Weighted Average Life Remaining
			(in years)			(in years)
Outstanding at December 31, 2010	673,500	5.66		157,000	$5.61
Granted	692,648	4.24		40,000	5.52
Exercised	(10,000)	4.00		-	-
Forfeited	(187,500)	9.73		(20,000)	12.65
Outstanding at December 31, 2011:	1,168,648	4.18		177,000	4.79
Granted	885,000	3.46		155,000	2.98
Exercised	-	-		-	-
Forfeited	(328,500)	4.44		(20,000)	11.10
Outstanding at December 31, 2012:	1,725,148	3.80	3.4	312,000	3.49	3.1
Exercisable at December 31, 2012:	485,262	4.02	2.5	165,333	3.94	1.7

Aggregate Intrinsic Value of outstanding options at December 31, 2012
	$-			$12,400
Aggregate Intrinsic Value of exercisable options at December 31, 2012
	$-			$12,400

Schedule of Assumptions Used to Compute the Share-based Compensation Expense for Stock Options and Warrants
	2012	2011

Volatility	61.2%	55.0%
Expected option term	3.0 years	4.7 years
Risk-free interest rate	0.6%	2.1%
Expected forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Summary of Restricted Stock
	Shares	Weighted- average Grant Date Fair Value

Restricted shares outstanding, December 31, 2010	45,000	$12.50

Restricted shares granted	82,352	3.33
Restricted shares vested	-	-
Restricted shares forfeited	(20,000)	12.50

Restricted shares outstanding, December 31, 2011	107,352	$5.46
Restricted shares granted	130,000	3.38
Restricted shares vested	(20,588)	3.33
Restricted shares forfeited	(155,000)	4.85

Restricted shares outstanding, December 31, 2012	61,764	$3.33

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
Schedule of Business Combination
		Estimated Useful Lives
Fair value of consideration transferred	$274,232

Fair value of assets acquired and liabilities assumed:

Cash	$61,995
Accounts receivable	69,355
Prepaid expenses	10,050
Computer equipment	85,000	3 to 7 years
Other intangible assets	408,000	5 to 10 years
Goodwill	238,678

Fair value of assets acquired	$873,078

Liabilities assumed:
Accounts payable	$68,353
Outstanding credit card balances	90,207
Revolving credit lines	148,952
Accrued liabilities and deferred revenue	122,203
Deferred tax liability	169,131
Fair value of liabilities	$598,846

Total Purchase Price	$274,232

Summary of Unaudited Pro Forma Financial Information
For the Year Ended December 31, 2011
(Unaudited)

Revenue	13,734,161
Net Loss	(3,183,326)
Basic and diluted loss per share	(0.16)

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Provision
	2012	2011
Currently payable:
Federal	$-	$-
State	-	-
Total currently payable	-	-
Deferred:
Federal	(1,351,316)	(1,138,075)
State	(322,185)	(272,176)
Total deferred	(1,673,501)	(1,410,251)
Less increase in allowance	1,692,449	1,260,068
Net deferred	18,948	(150,183)
Total income tax provision (benefit)	$18,948	$(150,183)

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets:	2012	2011
Net operating loss carry forwards	$14,079,414	$13,131,941
Equity issued for services	603,785	576,761
Other	422,998	144,172
Total	15,106,197	13,852,874
Less valuation allowance	(14,076,344)	(12,804,923)
Gross deferred tax assets	$1,029,853	$1,047,951

Deferred tax liabilities:
Goodwill and other intangibles	$234,822	$245,898
Depreciation and amortization	922,706	910,780
Gross deferred tax liabilities	$1,157,528	$1,156,678

Net deferred tax liabilities	$(127,675)	$(108,727)

Schedule of Effective Income Tax Rate Reconciliation
	2012	2011

Statutory United States federal rate	34.0%	34.0%
State income taxes net of federal benefit	5.0	4.6
Permanent diffeference	(0.8)	2.9
Other	1.0	(0.1)
Change in valuation reserves	(39.6)	(36.9)

Effective tax rate	(0.4)%	4.5%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
		Operating Leases
	Capital Leases	Equipment	Facilities	Total

Payments made in 2012	$94,595	$411,454	$497,097	$908,551
Future minimum lease commitments:
2013	4,832	295,088	573,735	868,823
2014	-	245,100	348,212	593,312
2015	-	228,300	133,048	361,348
2016	-	54,450	-	54,450
2017	-	-	-	-
Total future minimum lease commitments	$4,832	$822,938	$1,054,995	$1,877,933

Less amount representing interest	(122)
Present value of future minimum lease commitments	4,710
Less current portion	(4,710)

Long term portion	$-

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Schedule of Supplemental Cash Flow Information
	2012	2011

Cash paid for interest	$230,000	$352,000

Non-cash investing and financing activities:
Conversion of debt and accrued interest to equity	580,000	-
Warrant issued for prepaid consulting services	279,000	-
Beneficial conversion features of convertible debt	216,000	88,000
Interest rate swap loss	17,000	85,000
Retirement of derivative liability instruments	-	3,506,000
Refinance of related party revolving line of credit and accrued interest	-	650,000
Building and land acquired with debt	-	1,350,000
Equity issued for acqusition	-	274,000

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Schedule of Operations by Reportable Segment
Year ended December 31, 2012	DSS Printing	DSS Plastics	DSS Packaging	DSS Digital	Corporate	Total

Revenues from external customers	$3,640,000	$2,966,000	$9,428,000	$1,081,000	$-	$17,115,000
Revenues from transactions with other operating segments of the Company	625,000	-	91,000	-	-	716,000
Interest Expense	-	-	151,000	8,000	69,000	228,000
Stock based compensation	-	-	-	-	847,000	847,000
Depreciation and amortization	95,000	187,000	415,000	86,000	62,000	845,000
Net (loss) profit	(207,000)	(60,000)	431,000	(354,000)	(4,091,000)	(4,281,000)
Capital Expenditures	-	68,000	28,000	129,000	20,000	245,000
Identifiable assets	2,146,000	1,951,000	7,189,000	1,036,000	1,928,000	14,250,000
Income tax (benefit)	-	-	-	-	19,000	19,000

Year ended December 31, 2011	DSS Printing	DSS Plastics	DSS Packaging	DSS Digital	Corporate	Total

Revenues from external customers	$4,009,000	$2,769,000	$5,940,000	$666,000	$-	$13,384,000
Revenues from transactions with other operating segments of the Company	769,000	-	-	-	-	769,000
Interest Expense	8,000	17,000	116,000	13,000	105,000	259,000
Stock based compensation	-	-	-	-	399,000	399,000
Change in fair value of derivative liability	-	-	-	-	361,000	361,000
Depreciation and amortization	141,000	226,000	360,000	23,000	17,000	767,000
Net (loss) profit	(1,636,000)	(126,000)	92,000	(34,000)	(1,518,000)	(3,222,000)
Capital Expenditures	15,000	307,000	1,552,000	-	72,000	1,946,000
Identifiable assets	1,459,000	2,106,000	7,381,000	872,000	1,004,000	12,822,000
Income tax (benefit)	-	-	-	-	(150,000)	(150,000)

DESCRIPTION OF BUSINESS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011
Business Acquisition [Line Items]
Common stock held in escrow	7,100,000
Cash			$ 61,995
Warrants issued in acquisition	4,859,894
Exercise price	$ 4.8
Common stock, shares issued	21,705,969	19,513,132
DSS Common Stock [Member]
Business Acquisition [Line Items]
Shares issued in consideration of acquisition	19,990,559
Common stock held in escrow	7,100,000
Cash	7,500,000
Exercise price	$ 0.02
Common stock, shares issued	4,859,894
Options outstanding	2,000,000
Lexington Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares issued	3,600,000
Maximum [Member] | DSS Common Stock [Member]
Business Acquisition [Line Items]
Common stock held in escrow	500,000
Cash	$ 9,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies
Accounts receivable, allowance	$ 60,000	$ 76,000
Depreciation expenses	541,000	482,000
Unamortized discount on conversion feature	565,000	663,000
Net gain (loss) attributable to cash flow hedge	128,000	111,000
Derivative notional amount	1,821,000
Advertising costs	$ 83,000	$ 70,000
Shares issuable, excluding from calculation of diluted earnings per share	4,614,784	3,205,693
Revenues [Member]
Significant Accounting Policies
Concentration of credit risk, percentage	29.00%	19.00%
Accounts Receivable [Member]
Significant Accounting Policies
Concentration of credit risk, percentage	21.00%	18.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Derivative Instrument) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 1,821,000
Matures February 1, 2015 [Member]
Derivative [Line Items]
Notional Amount	650,000
Variable Rate	3.96%
Fixed Cost	5.70%
Maturity Date	Feb 1, 2015
Matures August 30, 2021 [Member]
Derivative [Line Items]
Notional Amount	$ 1,170,831
Variable Rate	3.36%
Fixed Cost	5.87%
Maturity Date	Aug 30, 2021

INVENTORY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INVENTORY [Abstract]
Finished goods	$ 270,776	$ 421,965
Work in process	101,694	73,669
Raw materials	445,215	287,808
Inventory	$ 817,685	$ 783,442

EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total cost, Purchased	$ 6,226,619	$ 5,676,677
Less accumulated depreciation, Purchased	2,516,711	1,822,506
Property, plant, and equipment, net, Purchased	3,709,908	3,854,171
Total cost, Under Capital Leases	63,000	369,114
Less accumulated depreciation, Under Capital Leases	49,000	203,456
Property, plant, and equipment, net, Under Capital Leases	14,000	165,658
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	3,435,509	2,943,401
Total cost, Under Capital Leases	63,000	369,114
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Building [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	1,345,523	1,345,523
Total cost, Under Capital Leases
Property and equipment, estimated useful life	39 years
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	185,000	185,000
Total cost, Under Capital Leases
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	765,425	741,919
Total cost, Under Capital Leases
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	13 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	135,854	104,709
Total cost, Under Capital Leases
Property and equipment, estimated useful life	7 years
Software and websites [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	359,308	356,125
Total cost, Under Capital Leases
Property and equipment, estimated useful life	3 years

INTANGIBLE ASSETS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 3,322,799	$ 3,322,799
Amortization expense	304,000	285,000
Customer list [Member]
Goodwill [Line Items]
Acquired finite-lived intangible assets	408,000
Weighted average useful life of acquired intangible assets	10 years
Non-compete agreement [Member]
Goodwill [Line Items]
Weighted average useful life of acquired intangible assets	5 years
DSS Printing [Member]
Goodwill [Line Items]
Goodwill	631,000
DSS Packaging [Member]
Goodwill [Line Items]
Goodwill	1,768,000
DSS Plastics [Member]
Goodwill [Line Items]
Goodwill	685,000
DSS Digital [Member]
Goodwill [Line Items]
Goodwill	$ 239,000

INTANGIBLE ASSETS (Schedule of Other Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets
Gross Carrying Amount	$ 3,362,014	$ 3,248,445
Accumulated Amortization	1,509,337	1,205,233
Net Carrying Amount	1,852,677	2,043,212
Acquired Intangibles [Member]
Other Intangible Assets
Gross Carrying Amount	2,405,300	2,405,300
Accumulated Amortization	1,243,865	999,761
Net Carrying Amount	1,161,435	1,405,539
Acquired Intangibles [Member] | Minimum [Member]
Other Intangible Assets
Useful Life	5 years
Acquired Intangibles [Member] | Maximum [Member]
Other Intangible Assets
Useful Life	10 years
Patent Application Costs [Member]
Other Intangible Assets
Gross Carrying Amount	956,714	843,145
Accumulated Amortization	265,472	205,472
Net Carrying Amount	$ 691,242	$ 637,673
Useful Life	Varied

INTANGIBLE ASSETS (Schedule of Amortization Expense) (Details) (USD $)	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
2013	$ 299,325
2014	299,325
2015	214,158
2016	179,625
2017	167,125
Thereafter	693,119
Total amortization expense	$ 1,852,677

SHORT TERM AND LONG TERM DEBT (Revolving Credit Facility) (Details) (USD $)	Dec. 11, 2009	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Jul. 26, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] One Month London Interbank Offered Rate [Member]	Feb. 12, 2010 Revolving Credit Facility [Member] One Month London Interbank Offered Rate [Member]	Feb. 12, 2010 Revolving Credit Facility [Member] RBS Citizens [Member]	Feb. 12, 2010 Revolving Credit Facility [Member] RBS Citizens [Member] Bank Loan Interest at 4.5% [Member]	Feb. 12, 2010 Revolving Credit Facility [Member] RBS Citizens [Member] Bank Loan Interest at 8.09% [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] RBS Citizens [Member] Second Amended and Restated Credit Agreement [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] RBS Citizens [Member] Second Amended and Restated Credit Agreement [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] ExtraDev, Inc. [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] ExtraDev, Inc. [Member]	Feb. 12, 2010 Credit Card [Member] RBS Citizens [Member] Bank Loan Interest at 8.09% [Member]	Feb. 12, 2010 Term Loan [Member] RBS Citizens [Member]	Feb. 12, 2010 Term Loan [Member] RBS Citizens [Member] One Month London Interbank Offered Rate [Member]	Dec. 09, 2009 Promissory Notes [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member] One Month London Interbank Offered Rate [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member] One Month London Interbank Offered Rate [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 1,000,000	$ 194,680		$ 1,000,000			$ 239,000	$ 100,000	$ 100,000
Interest rate additional rate above LIBOR	2.00%				3.96%	3.75%		4.75%	8.09%							3.75%			3.36%	3.15%
Revolving credit facility, expiration date										May 31, 2013
Credit facility, amount outstanding		349,976	669,785					63,000	86,000	349,976	669,785	43,560	93,951	90,000
Debt interest rate																	10.00%
Annual payment												25,000
Debt instrument, final balloon payment															$ 625,000			$ 919,677

SHORT TERM AND LONG TERM DEBT (Short-Term Loan from Related Party) (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
DSS Note issued			$ 150,000
DSS Note, repayment amount		150,000
Interest expense		228,139	259,142
Short-term Debt [Member] | Bzdick Properties Limited Liability Company [Member] | Related Party [Member]
Debt Instrument [Line Items]
DSS Note issued	150,000
Debt interest rate	9.50%
Debt instrument, maturity date	Mar 31, 2012
DSS Note, repayment amount	150,000
Interest expense		$ 3,240	$ 5,973

SHORT TERM AND LONG TERM DEBT (Long-Term Debt) (Details) (USD $)	12 Months Ended				1 Months Ended			1 Months Ended				0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 11, 2009	Dec. 30, 2011 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Feb. 29, 2012 Convertible Notes Payable [Member] Related Party [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] RBS Citizens [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] RBS Citizens [Member]	Jul. 26, 2011 Convertible Notes Payable [Member] RBS Citizens [Member]	Feb. 12, 2010 Term Loan [Member] RBS Citizens [Member]	Feb. 12, 2010 Term Loan [Member] RBS Citizens [Member] One Month LIBOR [Member]	Dec. 31, 2011 Commercial Term Note [Member] RBS Citizens [Member]	Jun. 29, 2011 Commercial Term Note [Member] P3 [Member]	Dec. 09, 2009 Promissory Notes [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member] One Month LIBOR [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member] One Month LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 575,000			$ 578,396			$ 1,075,000	$ 1,500,000			$ 650,000	$ 575,000
Debt instrument, maturity date					Dec 29, 2013			Jul 1, 2013				Mar 1, 2013				Nov 24, 2012
Debt interest rate					10.00%										6.50%	10.00%
Shares to be issued upon conversion of convertible note, shares					260,180			175,710
Debt conversion, price per share					$ 2.21			$ 3.3
Beneficial conversion feature recorded as a debt discount					88,000			216,000
Debt discount	565,000	663,000				44,000	88,000
Debt instrument, carrying amount			583,000			575,000	575,000		650,000	950,000				599,462				1,170,831	1,192,914
Line of credit, maximum borrowing amount				1,000,000
Credit facility agreement, monthly principal payment												25,000
Interest rate additional rate above LIBOR				2.00%									3.75%							3.36%	3.15%
Interest rate on outstanding term loan											5.70%	5.60%					5.87%
Periodic installments amount															13,585		7,658
Debt instrument, final balloon payment												625,000			100,000		919,677
Amortizaton of note discount	259,816							216,000
Interest accrued in the period								$ 579,843

SHORT TERM AND LONG TERM DEBT (Promissory Note) (Details) (USD $)	12 Months Ended					1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011	Dec. 31, 2010	Dec. 11, 2009	Aug. 30, 2011 Bzdick Properties Limited Liability Company [Member]	Aug. 30, 2011 Promissory Notes [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member] One Month LIBOR [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member] One Month LIBOR [Member]
Debt Instrument [Line Items]
Purchase price for Real Estate acquired			$ 274,232			$ 1,500,000	$ 150,000
Cash payment for real estate	245,112	523,596				150,000
Purchase price for Real Estate acquired. loan obtained						1,200,000
Periodic installments amount								7,658
Interest rate additional rate above LIBOR					2.00%						3.36%	3.15%
Interest rate on outstanding term loan								5.87%
Debt instrument, final balloon payment								919,677
Debt instrument, carrying amount				$ 583,000					$ 1,170,831	$ 1,192,914

SHORT TERM AND LONG TERM DEBT (Term Note) (Details) (USD $)	Dec. 11, 2009	Aug. 31, 2011 Stand-By Term Note [Member] Rbs Citizens [Member]	Dec. 31, 2012 Stand-By Term Note [Member] Rbs Citizens [Member]	Dec. 31, 2011 Stand-By Term Note [Member] Rbs Citizens [Member]	Oct. 08, 2010 Stand-By Term Note [Member] Rbs Citizens [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 1,000,000				$ 450,000
Interest rate additional rate above LIBOR	2.00%	3.00%	3.21%
Debt instrument, term		5 years
Credit facility, amount outstanding			$ 40,819	$ 51,467

SHORT TERM AND LONG TERM DEBT (Revolving Note - Related Party) (Details) (USD $)	1 Months Ended
	Jun. 29, 2011	Dec. 31, 2010	Dec. 11, 2009
SHORT TERM AND LONG TERM DEBT [Abstract]
Line of credit, maximum borrowing amount			$ 1,000,000
Interest rate additional rate above LIBOR			2.00%
Debt instrument, carrying amount		583,000
Interest expense	$ 119,000

SHORT TERM AND LONG TERM DEBT (Schedule of Principal Payments of Notes Payable and Long-Term Debt) (Details) (USD $)	Dec. 31, 2012
SHORT TERM AND LONG TERM DEBT [Abstract]
2013	$ 908,744
2014	335,166
2015	86,673
2016	37,947
2017	29,676
Thereafter	1,038,444
Total future principal payment	$ 2,436,650

STOCKHOLDERS' EQUITY (Stock Issued in Private Placements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment Units sold in a Private Placement, Investors' Units [Member]	Feb. 13, 2012 Investment Units sold in a Private Placement, Investors' Units [Member]	Feb. 13, 2012 Investment Units sold in a Private Placement, Placement Agent [Member]	Oct. 01, 2012 Private Placement In Connection With Merger Agreement [Member]	Oct. 01, 2012 Private Placement In Connection With Merger Agreement [Member] Lexington Technology Group Inc. [Member]	Feb. 18, 2011 Private Placement Amended Fletcher Agreement [Member]	Feb. 18, 2011 Private Placement Original Fletcher Agreement [Member]
Capital Unit [Line Items]
Sale of investment units, aggregate offering price		$ 3,000,000		$ 2,751,048	$ 721,628	$ 4,068,825	$ 4,000,000
Aggregate number of shares offered				833,651	218,675		756,287
Sale of investment units, number of units		30
Sale of investment units, price per unit		$ 100,000		$ 3.3	$ 3.3	$ 5.38	$ 5.29
Sale of investment units, number shares issued per unit		$ 32,258
Sale of investment units, shares issuable per warrant		16,129	58,064
Sale of investment units, warrant exercise price per share		3.1	3.1			5.38	5.29
Sale of investment units, placement agent fee paid	210,000
Sale of investment units, value of issued warrant			$ 177,000

STOCKHOLDERS' EQUITY (Derivative Liabilities) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY [Abstract]
Estimated fair value of derivative liabilities		$ 3,866,836
Change in fair value	(360,922)
Reclass to equity on date of amendment that eliminated derivative liabilities to net proceeds	$ (3,505,914)

STOCKHOLDERS' EQUITY (Stock Warrants) (Details) (USD $)	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 20, 2012 ipCapital Group Incorporated [Member]	Feb. 29, 2012 ipCapital Engagement Letter [Member]	Feb. 20, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member]	Feb. 29, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member]	Dec. 31, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member]	Feb. 29, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member] Minimum [Member]	Feb. 29, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member] Maximum [Member]	Feb. 20, 2012 ipCapital Consulting Agreement [Member] ipCapital Group Incorporated [Member]	Jul. 30, 2012 Consultant [Member]	Feb. 29, 2012 Century Media Warrant [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 1 [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 2 [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 3 [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 4 [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 5 [Member]
Stockholders' Equity Note [Line Items]
Professional fees - accounting and legal								$ 240,000	$ 365,000
Warrant term					5 years	3 years					5 years
Warrants to purchase common stock, shares						100,000					45,000	250,000
Sale of investment units, warrant exercise price per share				4.62							4		4.5	4.75	5	5.25	6
Percentage of consulting warrant stock vests and becomes exercisable				33.33%
Value of warrant			200,000								92,000
Consulting fee per month	320,000											10,000
Warrants to purchase common stock, warrants exercised										4.5		50,000
Fair value of warrants	119,000		371,289				58,000					248,000
Issuance of common stock, net (in shares)												215,734
Issuance of common stock, net	$ 5,813,889	$ 66,935										$ 609,000

STOCKHOLDERS' EQUITY (Stock Options) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Stock options issued	45,000	3,400,000
Stock options issued, exercise price per share	$ 4
Fair value of options issued	$ 92,000
Stock based compensation expense, fair value of options		$ 31,000	$ 21,000

STOCKHOLDERS' EQUITY (Stock-Based Compensation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Stock based compensation	$ 846,705	$ 398,090
Stock compensation expense, per share	$ 0.04	$ 0.02
Unrecognized compensation costs	$ 1,103,000

STOCKHOLDERS' EQUITY (Restricted Stock Issued to Employees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, Shares	130,000	82,352
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, Shares	30,000
Restricted shares that expired unvested	25,000
Restricted stock, award vesting period	4 years
Fair value of awards	101,400
Restricted Stock Award 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, Shares	100,000
Fair value of awards	338,000

STOCKHOLDERS' EQUITY (Restricted Stock Issued in Acquisition) (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 2004 Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued	130,000	82,352	82,352
Weighted average fair value of restricted shares per share granted	$ 3.38	$ 3.33	$ 3.33
Fair value of awards			$ 274,000

STOCKHOLDERS' EQUITY (Schedule of Fair Value of Derivative Liabilities) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY [Abstract]
Balance, December 31, 2010		$ 3,866,836
Change in fair value	(360,922)
Reclass to equity on date of amendment that eliminated derivative liabilities to net proceeds	(3,505,914)
Balance, December 31, 2011		$ 3,866,836

STOCKHOLDERS' EQUITY (Schedule of Warrants Outstanding and Exercisable) (Details) (USD $)	1 Months Ended		12 Months Ended
	Jul. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning balance			1,533,892	1,933,010
Options granted			1,091,934
Exercised			(215,734)	(71,896)
Lapsed, Warrants			(154,400)	(327,222)
Outstanding, Ending balance			2,055,692	1,533,892
Exercisable at December 31			2,055,692	1,533,892
Outstanding Beginning balance, Weighted Average Exercise Price			$ 5.19	$ 6.21
Granted, Weighted Average Exercise Price	$ 4		$ 4
Exercised, Weighted Average Exercise Price			$ 2.82	$ 2.65
Lapsed, Weighted Average Exercise Price			$ 12.53	$ 11.75
Outstanding, Ending balance, Weighted Average Exercise Price			$ 4.34	$ 5.19
Exercisable at December 31, Weighted Average Exercise Price		$ 4.8	$ 4.32	$ 5.19
Weighted average months remaining			46 months 15 days	57 months 42 days

STOCKHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	1 Months Ended		12 Months Ended
	Jul. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 2004 Employee Stock Option Plan [Member]	Dec. 31, 2011 2004 Employee Stock Option Plan [Member]	Dec. 31, 2012 2004 Non-Executive Director Stock Option Plan [Member]	Dec. 31, 2011 2004 Non-Executive Director Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning balance			1,168,648	673,500	177,000	157,000
Options granted			885,000	692,648	155,000	40,000
Exercised				(10,000)
Forfeited			(328,500)	(187,500)	(20,000)	(20,000)
Outstanding, Ending balance			1,725,148	1,168,648	312,000	177,000
Exercisable at December 31			485,262		165,333
Outstanding Beginning balance, Weighted Average Exercise Price			$ 4.18	$ 5.66	$ 4.79	$ 5.61
Granted, Weighted Average Exercise Price	$ 4		$ 3.46	$ 4.24	$ 2.98	$ 5.52
Exercised, Weighted Average Exercise Price				$ 4
Forfeited, Weighted Average Exercise Price			$ 4.44	$ 9.73	$ 11.1	$ 12.65
Outstanding, Ending balance, Weighted Average Exercise Price			$ 3.8	$ 4.18	$ 3.49	$ 4.79
Exercisable at December 31, Weighted Average Exercise Price		$ 4.8	$ 4.02		$ 3.94
Oustanding, Weighted Average Life Remaining			3 years 4 months 24 days		3 years 1 month 6 days
Exercisable, Weighted Average Life Remaining			2 years 6 months		1 year 8 months 12 days
Aggregate Intrinsic Value of outstanding options at December 31, 2012					$ 12,400
Aggregate Intrinsic Value of exercisable options at December 31, 2012					$ 12,400

STOCKHOLDERS' EQUITY (Schedule of Share-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Volatility	61.20%	55.00%
Expected option term	3 years	4 years 8 months 12 days
Risk-free interest rate	0.60%	2.10%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%

STOCKHOLDERS' EQUITY (Schedule of Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Restricted shares outstanding, Beginning balance, Shares	107,352	45,000
Restricted shares granted, Shares	130,000	82,352
Restricted shares vested, Shares	(20,588)
Restricted shares forfeited, Shares	(155,000)	(20,000)
Restricted shares outstanding, Ending balance, Shares	61,764	107,352
Restricted shares outstanding, Beginning balance, Weighted-average Grant Date Fair Value	$ 5.46	$ 12.5
Restricted shares granted, Weighted-average Grant Date Fair Value	$ 3.38	$ 3.33
Restricted shares vested, Weighted-average Grant Date Fair Value	$ 3.33
Restricted shares forfeited, Weighted-average Grant Date Fair Value	$ 4.85	$ 12.5
Restricted shares outstanding, Ending balance, Weighted-average Grant Date Fair Value	$ 3.33	$ 5.46

BUSINESS COMBINATIONS (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011	Dec. 31, 2011 ExtraDev, Inc. [Member]	Dec. 31, 2010 ExtraDev, Inc. [Member]	May 12, 2011 ExtraDev, Inc. [Member]	May 12, 2011 ExtraDev, Inc. [Member] Customer Lists [Member]	May 12, 2011 ExtraDev, Inc. [Member] Noncompete Agreements [Member]	May 12, 2011 ExtraDev, Inc., original agreement [Member] Restricted shares [Member]	May 12, 2011 ExtraDev, Inc., original agreement [Member] Stock options [Member]	May 12, 2011 ExtraDev, Inc., revised agreement [Member] Restricted shares [Member]	May 12, 2011 ExtraDev, Inc., revised agreement [Member] Stock options [Member]
Business Acquisition [Line Items]
Number of shares acquired						10,000
Par value of shares of acquired						$ 0.01
Shares issued in business acquisition									94,336	65,664	82,352	77,648
Value of restricted shares, per share									$ 3.33
Option exercise price, per share										$ 3.33
Value of equity issued to acquiree											$ 274,000	$ 121,000
Goodwill			238,678			239,000
Other intangible assets			408,000				258,000	150,000
Deferred tax liability			169,131			169,000
Amount of annual salary for former ExtraDev, Inc. owners						100,000
Amount of annual salary for form ExtraDev, Inc. owners if Company prematurely terminates employment agreement						50,000
Licensing and digital solutions	1,825,582	1,446,985		666,000	837,000
Net loss	$ (4,280,828)	$ (3,222,146)		$ (34,000)	$ (10,000)

BUSINESS COMBINATIONS (Schedule of Fair Value of Assets Acquired and Liabilites Assumed) (Details) (USD $)	May 12, 2011
BUSINESS COMBINATIONS [Abstract]
Fair value of consideration transferred	$ 274,232
Fair value of assets acquired and liabilities assumed:
Cash	61,995
Accounts receivable	69,355
Prepaid expenses	10,050
Computer equipment	85,000
Other intangible assets	408,000
Goodwill	238,678
Fair value of assets acquired	873,078
Liabilities assumed:
Accounts payable	68,353
Outstanding credit card balances	90,207
Revolving credit lines	148,952
Accrued liabilities and deferred revenue	122,203
Deferred tax liability	169,131
Fair value of liabilities	598,846
Total Purchase Price	$ 274,232

BUSINESS COMBINATIONS (Schedule of Pro Forma Information) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS [Abstract]
Revenue	$ 13,734,161
Net Loss	$ (3,183,326)
Basic and diluted loss per share	$ (0.16)

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011
INCOME TAXES [Abstract]
Other intangible assets			$ 408,000
Computer equipment			85,000
Deferred tax liability			169,131
Net operating loss carryforwards	37,700,000
Net operating loss carryforwards to be allocated to contributed capital	132,000
Excess tax benefits associated with stock option exercises included in net operating loss carryforwards but not reflected in deferred tax assets	1,019,000
Operating loss carryforwards expiration dates	These carryforwards expire at various dates from 2022 through 2030.
Portion of valuation allowance that will be recorded as a reduction to additional paid in capital in the event that it is determined that a valuation allowance is no longer considered necessary	436,000
Deferred tax assets reduction for stock options forfeited during the period	303,000
Unrecognized tax benefits netted against deferred tax assets	$ 446,000	$ 446,000

INCOME TAXES (Schedule of Income Tax Provision (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Currently payable:
Federal
State
Total currently payable
Deferred:
Federal	(1,351,316)	(1,138,075)
State	(322,185)	(272,176)
Total deferred	(1,673,501)	(1,410,251)
Less increase in allowance	1,692,449	1,260,068
Net deferred	18,948	(150,183)
Total income tax provision (benefit)	$ 18,948	$ (150,183)

INCOME TAXES (Schedule of Deferred Tax Assets/Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 14,079,414	$ 13,131,941
Equity issued for services	603,785	576,761
Other	422,998	144,172
Total	15,106,197	13,852,874
Less valuation allowance	(14,076,344)	(12,804,923)
Net deferred tax assets	1,029,853	1,047,951
Deferred tax liabilities:
Goodwill and other intangibles	234,822	245,898
Depreciation and amortization	922,706	910,780
Gross deferred tax liabilities	1,157,528	1,156,678
Net deferred tax liabilities	$ (127,675)	$ (108,727)

INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective income rax rate reconciliation:
Statutory United States federal rate	34.00%	34.00%
State income taxes net of federal benefit	5.00%	4.60%
Permanent difference	(0.80%)	2.90%
Other	1.00%	(0.10%)
Change in valuation reserves	(39.60%)	(36.90%)
Effective tax rate	(0.40%)	4.50%

DEFINED CONTRIBUTION PENSION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DEFINED CONTRIBUTION PENSION PLAN [Abstract]
Employer match percentage	1.00%
Contributions by company	$ 33,000	$ 25,000

COMMITMENTS AND CONTINGENCIES (Equipment Leases) (Details) (USD $)	Dec. 31, 2012
Capital Leases
Payments made in 2012	$ 94,595
2013	4,832
2014
2015
2016
2017
Total future minimum lease commitments	4,832
Less amount representing interest	(122)
Present value of future minimum lease commitments	4,710
Less current portion	(4,710)
Long-term portion
Operating Leases
Payments made in 2012	908,551
2013	868,823
2014	593,312
2015	361,348
2016	54,450
2017
Total future minimum lease commitments	1,877,933
Equipment [Member]
Operating Leases
Payments made in 2012	411,454
2013	295,088
2014	245,100
2015	228,300
2016	54,450
2017
Total future minimum lease commitments	822,938
Facilities [Member]
Operating Leases
Payments made in 2012	497,097
2013	573,735
2014	348,212
2015	133,048
2016
2017
Total future minimum lease commitments	$ 1,054,995

COMMITMENTS AND CONTINGENCIES (Employment Agreements) (Details) (USD $)	1 Months Ended			12 Months Ended
	Nov. 19, 2012	Nov. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Oct. 01, 2012	Sep. 21, 2012
Patrick White [Member]
COMMITMENTS AND CONTINGENCIES
Consulting fee, year one				$ 170,000
Consulting fee, year two				140,000
Amount of bonus to be paid				40,000
Amended consulting fee, per month, year one				14,167
Amended consulting fee, per month, year two				11,667
Bonus paid				40,000
Options granted		50,000	50,000
Exercise price	$ 3					$ 4.26
Options cancelled		50,000
Philip Jones [Member]
COMMITMENTS AND CONTINGENCIES
Options granted		100,000
Exercise price	$ 3					$ 4.26
Options cancelled		25,000
Robert Bzdick [Member]
COMMITMENTS AND CONTINGENCIES
Severance payments amount				300,000
Amount of bonus to be paid				50,000
Severance payment, year 1				100,000
Severance payment amount, years 2 to 5				50,000
Annual salary amount before amendment					240,000
Annual salary amount after amendment					$ 200,000
Options granted	100,000	150,000	150,000
Exercise price	$ 3					$ 4.26
Options cancelled		150,000

COMMITMENTS AND CONTINGENCIES (Related Party Consulting Payments, Accrued Director Fees, and Contingent Litigation Payment) (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended
	May 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Lexington Payment to DSS [Member]	Dec. 31, 2012 DSS Payment to Lexington [Member]	Dec. 31, 2012 Unites States [Member]	Dec. 31, 2012 Foreign [Member]	Dec. 31, 2012 Former CEO [Member]	Dec. 31, 2011 Board Member [Member]
Commitments and Contingencies Disclosure [Line Items]
Consulting fees paid to related party by issuance of a note								$ 54,000	$ 40,000
Unpaid director fees		172,000	284,000
Litigation expense	500,000	40,000
Payment upon successful ruling or settlement	150,000
Percentage of settlement proceeds required by the company to be disbursed		33.33%				30.00%	14.00%
Merger termination fee				$ 3,000,000	$ 5,000,000
Merger termination fee, consideration percentage		5.00%

COMMITMENTS AND CONTINGENCIES (Legal Proceedings) (Details)	1 Months Ended	12 Months Ended
	May 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2012 Netherlands [Member] Patent Infringements [Member]	Dec. 31, 2012 Trebuchet Capital Partners Limited Liability Company [Member] Patents [Member]	Dec. 31, 2012 European Central Bank [Member] Germany [Member] USD ($)	Dec. 31, 2012 European Central Bank [Member] Germany [Member] EUR (€)	Dec. 31, 2012 European Central Bank [Member] Netherlands [Member] USD ($)	Dec. 31, 2012 European Central Bank [Member] Netherlands [Member] EUR (€)	Dec. 31, 2012 European Central Bank [Member] Luxembourg [Member] USD ($)	Dec. 31, 2012 European Central Bank [Member] Luxembourg [Member] EUR (€)
COMMITMENTS AND CONTINGENCIES
Transfer of patent rights, title and interest					49.00%
Attorneys and court fees	$ 500,000	$ 40,000				$ 236,000	€ 178,000	$ 231,000	€ 175,000	$ 124,000	€ 93,752
Number of security printing entities sued				2
Money damages sought from Coupons.com			$ 10,000,000

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Cash paid for interest	$ 230,000	$ 352,000
Non-cash investing and financing activities:
Conversion of debt and accrued interest to equity	580,000
Warrant issued for prepaid consulting services	279,000
Beneficial conversion features of convertible debt	216,000	88,000
Interest rate swap loss	17,000	85,000
Retirement of derivative warrant liability		3,506,000
Refinance of related party revolving line of credit and accrued interest		650,000
Building and land acquired with debt		1,350,000
Equity issued for acquisition		$ 274,000

SEGMENT INFORMATION (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Common stock, par value	$ 0.02	$ 0.02
Common stock, shares outstanding	21,705,969	19,513,132
Common stock issued, purchase price	$ 434,118	$ 390,262

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues from external customers	$ 17,115,270	$ 13,383,604
Revenues from transactions with other operating segments of the Company	716,000	769,000
Interest expense	228,139	259,142
Stock based compensation	846,705	398,090
Change in fair value of derivative liability		360,922
Depreciation and amortization	845,137	766,977
Net (loss) profit	(4,280,828)	(3,222,146)
Capital Expenditures	245,112	523,596
Identifiable assets	14,250,468	12,822,466
Income tax (benefit)	18,948	(150,183)
DSS Printing [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,640,000	4,009,000
Revenues from transactions with other operating segments of the Company	625,000	769,000
Interest expense		8,000
Stock based compensation
Change in fair value of derivative liability
Depreciation and amortization	95,000	141,000
Net (loss) profit	(207,000)	(1,636,000)
Capital Expenditures		15,000
Identifiable assets	2,146,000	1,459,000
Income tax (benefit)
DSS Plastics [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	2,966,000	2,769,000
Revenues from transactions with other operating segments of the Company
Interest expense		17,000
Stock based compensation
Change in fair value of derivative liability
Depreciation and amortization	187,000	226,000
Net (loss) profit	(60,000)	(126,000)
Capital Expenditures	68,000	307,000
Identifiable assets	1,951,000	2,106,000
Income tax (benefit)
DSS Packaging [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	9,428,000	5,940,000
Revenues from transactions with other operating segments of the Company	91,000
Interest expense	151,000	116,000
Stock based compensation
Change in fair value of derivative liability
Depreciation and amortization	415,000	360,000
Net (loss) profit	431,000	92,000
Capital Expenditures	28,000	1,552,000
Identifiable assets	7,189,000	7,381,000
Income tax (benefit)
DSS Digital [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,081,000	666,000
Revenues from transactions with other operating segments of the Company
Interest expense	8,000	13,000
Stock based compensation
Change in fair value of derivative liability
Depreciation and amortization	86,000	23,000
Net (loss) profit	(354,000)	(34,000)
Capital Expenditures	129,000
Identifiable assets	1,036,000	872,000
Income tax (benefit)
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues from external customers
Revenues from transactions with other operating segments of the Company
Interest expense	69,000	105,000
Stock based compensation	847,000	399,000
Change in fair value of derivative liability		361,000
Depreciation and amortization	62,000	17,000
Net (loss) profit	(4,091,000)	(1,518,000)
Capital Expenditures	20,000	72,000
Identifiable assets	1,928,000	1,004,000
Income tax (benefit)	$ 19,000	$ (150,000)